As filed with the U.S. Securities and Exchange Commission on January 30, 2023

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 211	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 214	☒

EA Series Trust

(Exact Name of Registrant as Specified in Charter)

19 East Eagle Road

Havertown, PA 19083

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

John R. Vogel

19 East Eagle Road

Havertown, PA 19083

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Merlyn.AI SectorSurfer Momentum ETF

Ticker Symbol: DUDE

Listed on CBOE BZX Exchange, Inc.

Merlyn.AI Bull-Rider Bear-Fighter ETF

Ticker Symbol: WIZ

Listed on The Nasdaq Stock Market, LLC®

(each a series of EA Series Trust)

Prospectus

January 30, 2023

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Merlyn.AI SectorSurfer Momentum ETF

Fund Summary

Investment Objective

Merlyn.AI SectorSurfer Momentum ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Merlyn.AI® DUDE SectorSurfer Momentum Index (the “Index”).

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.24%
Total Annual Fund Operating Expenses	1.49%
Less Fee Waiver[2]	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver	1.09%

[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[2]	The Fund’s investment adviser has contractually agreed to waive 40 basis points (0.40%) of its management fee. The waiver will remain in effect until at least January 30, 2024. This waiver agreement may be terminated after the expiration date only by, or with the consent of, the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years
$111	$432	$775	$1,745

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended September 30, 2022, the Fund’s portfolio turnover rate was 668% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s Investment Strategy

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Fund employs two different investment strategies depending on whether the Index anticipates a bull market or a bear market.

When a bull market is anticipated, the Fund’s portfolio will generally reflect a classic aggressive portfolio having approximately 70/30 domestic/international equity allocation weights. In that case, the Fund will generally invest in six ETFs that are considered geopolitical sector ETFs or economic sector ETFs.

●	Economic sector ETFs include ETFs that invest primarily in one of several economic sector categories, such as healthcare, energy, technology, and finance.

●	Geopolitical sector ETFs include ETFs that invest primarily in a particular world region, such as Europe, Latin America, and the Asia Pacific, or any of the many individual countries of the world.

Conversely, when a bear market is anticipated, the Fund will generally invest in at least four ETFs that typically have a more conservative risk profile compared to the bull market ETFs. However, except as noted below, even when a bear market is anticipated, the Fund may invest in ETFs that are considered high-risk or are subject to equity market volatility, such as junk bond funds and equity funds. When a bear market is anticipated, the Fund will invest primarily in ETFs that are considered inflation protected, medium- and long-term treasury funds, aggregate bond funds, long-term bond funds, corporate bond funds, high-yield bond funds, gold funds, and broad-based U.S. equity market funds. However, if the Index anticipates a bear market due to excess market volatility, the Index will be limited to inflation protected, medium- and long-term treasury ETFs.

The sector categories described above are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category. Also, in some instances, the Index may select a broad U.S. equity market ETF instead of an ETF from one of the categories described above.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when Empowered Funds, LLC, dba EA Advisers (the “Adviser”) believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund track the Index or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underling ETFs).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Index

The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time.

A more detailed description of the Index’s methodology is provided below under the heading “Additional Information About the Indices.”

As of September 30, 2022, the Index was weighted as follows: Vanguard Long-Term Treasury Index Fund (35%), SPDR Portfolio Long Term Treasury ETF (30%), iShares 20+ Year Treasury Bond ETF (20%), iShares 10-20 Year Treasury Bond ETF (15%).

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Global/Regions Risks. The Fund will be subject to country, global and regions risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the country and global/regions risks is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

The Fund will be subject to the foreign investment risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the foreign investment risks is provided below under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Emerging Markets Risk. The Fund may invest in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Factor and Style Investing Risks. The Fund will be subject to the factor and style investing risks. Factor and Style investing focuses on, among others, securities’ attributes such as momentum, value, quality, volatility, large-cap, mid-cap, and small-cap investments. Over time, the various factors and styles tend to move cyclically, where some factors/styles may advance and others lose value, and at other times some of the previously trailing factors advance while some of the previously advancing factors lose favor. The particular factor/style investing by way of which an underlying ETF may invest may become out of favor and certain factors and styles may lose value quickly which could negatively affect the value of the Fund. An overview of some of the factor and style risks is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Sector Risks. The Fund will be subject to economic sector risks. To the extent the Fund invests more heavily in particular sectors of the economy (such as healthcare, materials, energy, financial services, insurance, etc.), its performance will be especially sensitive to developments that significantly affect those sectors. Those risks may be material and the risks differ for each of the various sectors. An overview of some of the sector risks is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Bull Index Bond Risks. When the Bull/Bear Indicator reflects a “Bear” designation, the Fund will be subject to bond and fixed income risks.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

In addition, underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments. An overview of some of the fixed income and floating rate risks is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Gold Risk. The Fund may, from time to time, invest in underlying ETFs that, in turn, invest primary in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected. A more complete description of some of the risks associated with investing in gold is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that one or more underlying ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

High Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Of course, unlike some index funds that do not change exposure to equities and bonds, the Fund’s investment strategy does change in response to the Index’s anticipation of a bull or bear market. Nonetheless, the Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the ETFs of the Index at all times or may hold ETFs not included in the Index.

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on CBOE BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.
●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Monthly Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider to postpone a scheduled Index rebalance. A postponement could cause the performance and constituents of the Index, and therefore the Fund, to vary from those expected under normal conditions. Also, the Index Provider may rebalance the Index on an ad hoc basis. When the Index is rebalanced, the Fund will also rebalance its portfolio to attempt to maintain its tracking of the Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

PERFORMANCE

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Performance information is also available on the Fund’s website at www.MerlynETFs.com or by calling the Fund at (215) 882-9983.

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.24% (quarter ended December 31, 2021) and the Fund’s lowest return for a calendar quarter was -11.93% (quarter ended June 30, 2022).

Average Annual Total Returns

(for periods ended December 31, 2022)

	1 Year	Since Inception (December 29, 2020)
Return Before Taxes	-23.52%	-5.48%
Return After Taxes on Distributions	-25.47%	-6.73%
Return After Taxes on Distributions and Sale of Shares	-13.82%	-4.60%
65% Solactive GBS United States 1000 NTR Index, 10% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index	-17.84%	-1.68%
Merlyn.AI® DUDE SectorSurfer Momentum Index (reflects no deduction for fees or expenses)[1]	-23.60%	-5.59%

[1]	Index assumes withholding of taxes on dividends.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s primary benchmark is comprised of a blend of the Solactive GBS United States 1000 Index (65%), the Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (10%), the Solactive GBS Emerging Markets Large & Mid Cap NTR Index (5%), and the Solactive U.S. Aggregate Bond Index (20%).

The Solactive GBS United States 1000 Index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in emerging markets. The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index tracks the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in developed markets excluding North America. The Solactive U.S. Aggregate Bond Index is a total return index that aims to track the performance of the U.S. dollar-denominated bond market.

Investment Adviser

Empowered Funds, LLC dba EA Advisers serves as the investment adviser of the Fund.

Portfolio Managers

Messrs. Wm. Joshua Russell and Richard Shaner have been the portfolio managers for the Fund and have managed the Fund since 2023 and 2022, respectively. Messrs. Russell and Shaner have been primarily and jointly responsible for the day-to-day management of the Fund since 2023 and 2022, respectively.

Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation

Purchase And Sale Of Fund Shares

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 10,000 Shares, called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is in an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.

Purchases Through Broker-Dealers And Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Merlyn.AI Bull-Rider Bear-Fighter ETF

Fund Summary

Investment Objective

Merlyn.AI Bull-Rider Bear-Fighter ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index (the “Index”).

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.25%
Total Annual Fund Operating Expenses	1.20%

[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years
$122	$381	$660	$1,455

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 619% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s Investment Strategy

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index.

The Fund employs two different investment strategies depending on whether the Index anticipates a bull market or a bear market. In either case, the Fund will invest primarily in other exchange-traded funds (“ETFs”).

When a bull market is anticipated, the Fund’s portfolio will generally reflect a classic growth portfolio having approximately 80/20 stocks/bonds allocation weights. In addition, the Fund’s portfolio will generally have approximately 75/25 domestic/international equity allocation weights. In that case, the Fund will generally invest in six ETFs that are considered sector ETFs, factor ETFs, style ETFs, country ETFs, global/regions ETFs, and bond ETFs.

●	Sector ETFs are ETFs invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance.

●	Factor ETFs are ETFs that invest primarily based on one of several investment factor categories, such as value, growth, dividends, earnings, size, and momentum.

●	Style ETFS are ETFs that invest primarily based on one of several investment style sub-categories, such as large-cap, large-cap growth, large-cap value, mid-cap, mid-cap growth, mid-cap value, small-cap value, equal weight, growth, and value.

●	Country ETFs are ETFs that invest primarily in a single country, which can be any country in the World.

●	Global ETFs are ETFs that invest primarily in one of several broad geo-political region categories, such as global, Europe, Asia Pacific, North America, and emerging markets.

●	Bond ETFs are ETFs that primarily invest in of several bond sub-categories, such as treasuries, aggregate bonds, corporate bonds, mortgage bonds, municipal bonds, and high-yield bonds.

Conversely, when a bear market is anticipated, the Fund will generally invest in four or more ETFs that typically have a more conservative risk profile compared to the bull market ETFs. However, except as noted below, even when a bear market is anticipated, the Fund may invest in ETFs that are considered high-risk or are subject to equity market volatility, such as junk bond funds and broad-based U.S. equity market funds. When a bear market is anticipated, the Fund will invest primarily in ETFs that are considered: inflation protected, medium- and long-term treasury funds, aggregate bond funds, long-term bond funds, corporate bond funds, high-yield bond funds, gold funds, and broad-based U.S. equity market funds. However, if the Index anticipates a bear market due to excess market volatility, the Index will be limited to inflation protected, medium- and long-term treasury ETFs.

The categories described above are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category. Also, in some instances, the Index may select a broad U.S. equity market ETF instead of an ETF from one of the categories described above.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when Empowered Funds, LLC dba EA Advisers (the “Adviser”) believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund track the Index or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underling ETFs).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Index

The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time.

A more detailed description of the Index’s methodology is provided below under the heading “Additional Information About the Indices.”

As of September 30, 2022, the Index was weighted as follows: SPDR Portfolio Long Term Treasury ETF (30%), Vanguard Long-Term Treasury Index Fund (25%), iShares 7-10 Year Treasury Bond ETF (15%), SPDR Portfolio TIPS ETF (11.64%), iShares 20+ Year Treasury Bond ETF (10%), PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (8.36%).

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Global/Regions Risks. The Fund will be subject to country, global and regions risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the country and global/regions risks is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

The Fund will be subject to the foreign investment risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the foreign investment risks is provided below under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Emerging Markets Risk. The Fund may invest in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Factor and Style Investing Risks. The Fund will be subject to the factor and style investing risks. Factor and Style investing focuses on, among others, securities’ attributes such as momentum, value, quality, volatility, large-cap, mid-cap, and small-cap investments. Over time, the various factors and styles tend to move cyclically, where some factors/styles may advance and others lose value, and at other times some of the previously trailing factors advance while some of the previously advancing factors lose favor. The particular factor/style investing by way of which an underlying ETF may invest may become out of favor and certain factors and styles may lose value quickly which could negatively affect the value of the Fund. An overview of some of the factor and style risks is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Sector Risks. The Fund will be subject to economic sector risks. Those risks may be material and the risks differ for each of the various sectors. An overview of some of the sector risks is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Bond Risks & Bull Index Bond Risks. When the Bull/Bear Indicator reflects a “Bull” designation, the Fund will be subject to bond and fixed income risks. Likewise, when the Bull/Bear Indicator reflects a “Bear” designation, those risks will be heightened, as a higher percentage or all of the then-selected ETFs will be bond and fixed income ETFs.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

In addition, underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments. An overview of some of the fixed income and floating rate risks is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Gold Risk. The Fund may, from time to time, invest in underlying ETFs that, in turn, invest primary in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected. A more complete description of some of the risks associated with investing in gold is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average recent returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that one or more underlying ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

High Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Of course, unlike some index funds that do not change exposure to equities and bonds, the Fund’s investment strategy does change in response to the Index’s anticipation of a bull or bear market. Nonetheless, the Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the ETFs of the Index at all times or may hold ETFs not included in the Index.

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Monthly Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider to postpone a scheduled Index rebalance. A postponement could cause the performance and constituents of the Index, and therefore the Fund, to vary from those expected under normal conditions. Also, the Index Provider may rebalance the Index on an ad hoc basis. When the Index is rebalanced, the Fund will also rebalance its portfolio to attempt to maintain its tracking of the Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

PERFORMANCE

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during some of the periods. The returns would be lower without the expense caps. Performance information is also available on the Fund’s website at www.MerlynETFs.com or by calling the Fund at (215) 882-9983.

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 28.40% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -17.28% (quarter ended March 31, 2020).

Average Annual Total Returns

(for periods ended December 31, 2022)

	1 Year	Since Inception (10/16/19)
Return Before Taxes	-22.20%	4.87%
Return After Taxes on Distributions	-23.51%	4.15%
Return After Taxes on Distributions and Sale of Shares	-13.11%	3.48%
80% Solactive GBS United States 1000 Index and 20% Solactive U.S. Aggregate Bond Index (reflects no deduction for fees or expenses1)	-18.49%	6.95%
Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index (reflects no deduction for fees or expenses)[1]	-22.20%	5.52%

[1]	Index assumes withholding of taxes on dividends.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s primary benchmark is comprised of a blend of the Solactive GBS United States 1000 Index (80%) and the Solactive U.S. Aggregate Bond Index (20%). The Solactive GBS United States 1000 Index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. The Solactive U.S. Aggregate Bond Index is a total return index that aims to track the performance of the U.S. dollar-denominated bond market.

Investment Adviser

Empowered Funds, LLC dba EA Advisers serves as the investment adviser of the Fund.

Portfolio Managers

Messrs. Wm. Joshua Russell and Richard Shaner have been the portfolio managers for the Fund and have managed the Fund since 2023 and 2022, respectively. Messrs. Russell and Shaner have been primarily and jointly responsible for the day-to-day management of the Fund since 2023 and 2022, respectively.

Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation

Purchase And Sale Of Fund Shares

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 10,000 Shares, called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is in an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.

Purchases Through Broker-Dealers And Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About The Funds

How are the Funds Different from A Mutual Fund?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the business day. Shares of the Funds, by contrast, cannot be purchased from or redeemed with the Funds except by or through APs (typically, broker-dealers), and then principally for an in-kind basket of securities (and a limited cash amount). In addition, each Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.”

Exchange Listing. Unlike mutual fund shares, Shares of the Funds will be listed for trading on the Exchange. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of a Fund’s portfolio holdings. The market price of Shares may differ from the NAV of a Fund. The difference between market price of Shares and the NAV of a Fund is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. The Funds and the Shares have been designed to be tax-efficient. Specifically, their in-kind creation and redemption feature has been designed to protect Fund shareholders from adverse tax consequences applicable to registered investment companies as a result of cash transactions in the registered investment company’s shares, including cash redemptions. Nevertheless, to the extent redemptions from the Funds are paid in cash, a Fund may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to generate the cash to satisfy the redemption.

Transparency. Each Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

Premium/Discount Information. Information about the premiums and discounts at which each Fund’s Shares have traded will be available at www.MerlynETFs.com.

Additional Information about the Funds’ Investment Objectives and Strategies

Each Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon prior written notice to shareholders.

Under normal circumstances, at least 80% of a Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and depositary receipts representing such component securities.

Additional Information about the Funds’ Risks

The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the sections titled “Fund Summary—Principal Investment Risks” above. Each Fund is subject to the following risks:

Bond & Bull Index Bond Risks. The Funds will be subject to one or more of the following risks, especially when the Bull/Bear Indicator reflects a “Bull” designation.

●	Bond Risks (including High-Yield (Junk) Bonds). Certain underlying ETFs may invest in debt obligations traded in U.S., which are subject to one or more of the following risks:

Credit Risk: Bonds are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by an underlying ETF may decline in response to adverse developments with respect to the issuer. In addition, an ETF could lose money if the issuer or guarantor of a bond is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

Interest Rate Risk. The income generated by debt securities owned by an underlying ETF will be affected by changing interest rates. In addition, as interest rates rise the values of fixed income securities held by an underlying ETF are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in an underlying ETF having to reinvest the proceeds in lower yielding securities. Rising interest rates across the U.S. financial system may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so an underlying ETF faces a heightened risk that rates may rise.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. An underlying ETF’s investments in illiquid securities may reduce the return of an underlying ETF because it may be unable to sell such illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives (e.g., options on securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk. Illiquid securities may also be difficult to value.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value.

Mortgage and Asset-Backed Securities Risks. Mortgage- and Asset-Backed Securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage- and asset-backed securities, making them more sensitive to changes in interest rates. As a result, when holding mortgage- and asset-backed securities in a period of rising interest rates, an underlying ETF may exhibit additional volatility. In addition, mortgage- and asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an underlying ETF because it will have to reinvest that money at the lower prevailing interest rates. When interest rates rise, prepayments may decline, resulting in longer-than-anticipated maturities.

U.S. Government Securities Risk. Underlying ETFs may invest in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to relevant underlying ETFs and, in turn, the Funds.

High-Yield Debt Securities (Junk Bonds): Some underlying ETFs may invest all of their total assets in debt securities that are rated below investment grade (i.e., “junk bonds”) by nationally recognized statistical rating organizations, or are unrated or stale-rated securities that the investment adviser believes are of comparable quality. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

Companies that issue junk bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating from a nationally recognized statistical rating organization of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

An underlying ETF may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the underlying ETF’s ability to dispose of particular issues and may also make it more difficult for an underlying ETF to obtain accurate market quotations in valuing these assets. In the event the underlying ETF experiences an unexpected level of net redemptions, the underlying ETF could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

●	Municipal Securities. Investments in municipal securities are subject to events in the relevant state(s) and U.S. territories, which may affect the underlying ETF’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of states in question.

An underlying ETF may invest in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education, real estate and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

The failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

An investment in an underlying ETF is subject to the risk that its distributions may decline when prevailing interest rates fall, when the ETF experiences defaults on debt securities it holds, or when the ETF realizes a loss upon the sale of a debt security.

Municipal securities are also subject to the risk that bond insurers may be unable to cover losses, especially in the case of a catastrophic event. Due to the consolidation among municipal bond insurers and underlying ETF is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

●	Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”). Typically, these securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting one or more underlying ETFs more than the market as a whole, to the extent that the underlying ETFs’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

Dividend Investing Risks. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by an underlying ETF decreases, that ETF may have less income to distribute to the Fund.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of an underlying ETF to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause underlying ETF to decline in value.

ETF Risks.

●	APs, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their NAV. The NAV of each Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange and other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading in Shares. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the relevant Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and each Fund’s portfolio holdings are fully disclosed on a daily basis, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

●	Trading Risk. Although the Shares are listed on the Exchanges (The Nasdaq Stock Market for Merlyn.AI Bull-Rider Bear-Fighter ETF; and CBOE BZX Exchange, Inc. for Merlyn.AI SectorSurfer Momentum ETF), there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of that Exchange, make trading in Shares inadvisable. Further, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on an Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. In stressed market conditions, the liquidity of a Fund’s Shares may begin to mirror the liquidity of the applicable Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from their NAV.

Equity Investing Risk. An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Foreign Investment Risk. The underlying ETFs may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in ADRs, EDRs, and GDRs, are subject to special risks, including the following:

●	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of an underlying ETF’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when an underlying ETF does not price its Shares, the value of the securities in an underlying ETF’s portfolio may change on days when shareholders will not be able to purchase or sell an underlying ETF’s Shares. Conversely, shares of underlying ETFs may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in an underlying ETF more volatile and potentially less liquid than other types of investments.

●	Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as an underlying ETF). Capital controls may impact the ability of an underlying ETF to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares of an underlying ETF, and may cause an underlying ETF to decline in value.

●	Depositary Receipt Risk. An underlying ETF’s investments in foreign companies may be in the form of depositary receipts, including ADRs, EDRs, and GDRs. ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market and GDRs may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. In general, ADRs must be sponsored, but an underlying ETF may invest in unsponsored ADRs. And underlying ETF’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”).

●	Currency Risk. Each underlying ETF’s NAV is determined on the basis of U.S. dollars; therefore, an underlying ETF may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the underlying ETF’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the underlying ETFs and the price of the underlying ETF’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

●	Political and Economic Risk. An underlying ETF that invests in foreign securities is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the underlying ETF’s investments to experience gains or losses. An underlying ETF also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

●	Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for an underlying ETF to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the underlying ETF’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the underlying ETF by causing it to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing underlying ETF assets to be uninvested for some period of time.

Fund of Funds Risk. Because each Fund invests primarily in other ETFs, each Fund’s investment performance largely depends on the investment performance of its underlying ETFs. An investment in a Fund is subject to the risks associated with the ETFs that comprise the Fund’s Index. As noted above, the risks described below apply to the Funds directly and/or indirectly via its investments in one or more ETFs (e.g., fixed income risk). At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. Each Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule in the Summary section above as “Acquired Fund Fees and Expenses.”

An ETF is an investment company whose goal generally is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETFs also have risks and costs that are similar to publicly-traded companies. The goal of many ETFs is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of such ETFs. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities.

Certain ETFs may not produce qualifying income for purposes of the “Income Requirement” (as defined below under the heading “Taxes”) which must be met in order for each Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). If one or more ETFs generates more non-qualifying income for purposes of the “Income Requirement” than a Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the “Income Requirement” thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

Geopolitical/Natural Disaster Risks. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fire and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may likewise result in economic instability and market volatility. The impact may be short-term or may last for extended periods.

Global/Regions Risks. Depending on the sub-category of the ETF(s) selected for each Fund, particularly for the Global/Regions sub-categories, each such ETF, and in turn, the corresponding Fund may be subject to one or more of the following risks:

●	North America. Decreasing imports or exports, changes in trade regulations and/or an economic recession in any North American country can have a significant economic effect on the entire North American region, and on some or all of the North American countries in which an underlying ETF invests.

The United States is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of NAFTA in 1994 among Canada, the United States and Mexico, total merchandise trade between the three countries has increased. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as the value of certain securities.

●	Latin America. Latin America, considered an emerging market, has long suffered from political, economic, and social instability. Governments of many Latin American countries exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a Fund invests and, therefore, the value of Fund shares. Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors.

●	South America. The economies of certain South American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. The governments of certain South American countries may exercise substantial influence over many aspects of the private sector and may own or control many companies. Government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which an underlying ETF invests.

●	Europe. The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the European Union (“EU”) are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

Brexit. In a referendum held in 2016, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020, and in December, 2020, the United Kingdom and the EU reached a trade and cooperation agreement. Under that agreement, there will not be any tariffs levied or restrictive quotas imposed, but there will be new customs and regulatory checks, which will increase the burden on trading partners between the United Kingdom and the EU. The economic impact of Brexit is still uncertain, and additional economic stresses for the United Kingdom. Brexit has strained supply chains, has resulted in some labor shortages, and there indications of productivity decreases. The potential remains for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads, and declines in business and consumer spending as well as foreign direct investment. The short- and long-term effect of the withdrawal and relationship may negatively impact an ETF’s investment in the region.

●	Eastern Europe. Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms remain too recent to establish a definite trend away from centrally planned economies and state- owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.

●	Southeast Asia. Investments in Southeast Asian countries involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of an underlying ETF’s investment, and, in turn, an investment in a Fund. In the past, some of Southeast Asian economies have experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. Political instability could have an adverse effect on economic or social conditions in these economies and may result in outbreaks of civil unrest, terrorist attacks or threats or acts of war in the affected areas, any of which could materially and adversely affect the companies in which a Fund may invest.

●	Middle East. Many Middle Eastern countries have little or no democratic tradition, and their political and legal systems may have an adverse impact on the ETFs. Many Middle Eastern economies are highly reliant on income from the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values. The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the ETFs. Substantial limitations may exist in certain Middle Eastern countries with respect to an ETF’s ability to repatriate investment income or capital gains. Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. In addition, certain issuers located in Middle Eastern countries may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries.

●	Asia Pacific. The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of an underlying ETF.

●	Developed Markets. Many developed market countries have recently experienced significant economic pressures. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Recently, new concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Spending on health, health care and retirement pensions in most developed countries has risen dramatically over the last few years. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession.

Gold Risk. Each Fund may, from time to time, invest in underlying ETFs that, in turn, invest primary in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected.

The price of gold is affected by such factors as: (1) how much of the worldwide supply is held by large holders, such as governmental bodies and central banks; (2) unpredictable monetary policies and economic and political conditions in countries throughout the world; (3) supply and demand for gold bullion as an investment, including bars, coins or gold-backed financial instruments such as exchange-traded funds; (4) demand for gold jewelry; and (5) government policies meant to influence demand for gold.

The prices of gold operation companies are directly affected by: (1) declines in the price of gold; (2) rising capital costs as well as labor and other costs in mining and production; (3) adverse currency fluctuations, economic events or natural disasters or other events with a significant economic effect in the countries where these companies operate; (4) labor disruptions; (5) operational issues and failures; (6) access to reliable energy and equipment supplies; and (7) changes in laws relating to mining, production, or sales. These factors may result in deviations between the price of gold and the securities of the operation companies in which an underlying ETF invests. In addition, some gold mining companies have hedged, to varying degrees, their exposure to falls in the prices of gold by selling forward future production, which could limit the company’s benefit from future rises in the prices of gold or increase the risk that the company could fail to meet its contractual obligations. With respect to mining companies, mining operations have varying expected life spans and companies that have mines with a short expected life span may experience more stock price volatility.

High Portfolio Turnover Risk. Each Fund’s investment strategy may from time to time result in higher turnover rates. This may increase a Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Investment Risk. As with all investments, an investment in each Fund is subject to investment risk. Investors in each Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Monthly Rebalance Risk. Because each Index generally only change its exposure based on data as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to an Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to an Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Non-Diversification Risk. The Funds may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified portfolio might be, which may result in greater fluctuation in the value of each Fund’s shares and to a greater risk of loss.

Sector Investing Risks. Each Fund may, from time to time, invest in underlying ETFs that, in turn, invest primary in the following sectors. As a result, each Fund may be subject to one or more of the following sector risks:

●	Materials. Companies in the basic materials industry group could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.

●	Energy. Companies in the energy sector are strongly affected by the levels and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, and other factors that a company cannot control. The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries.

Many clean energy companies are involved in the development and commercialization of new technologies, which may be subject to delays resulting from budget constraints and technological difficulties. Clean energy companies may be highly dependent upon government subsidies and contracts with government entities, and may be negatively affected if the subsidies or contracts are unavailable.

●	Financial Services (including Brokerage). Companies in the financial services sector are often subject to risks tied to the global financial markets, which have experienced very difficult conditions and volatility as well as significant adverse trends. The conditions in these markets have resulted in a decrease in availability of corporate credit, capital and liquidity and have led indirectly to the insolvency, closure or acquisition of a number of financial institutions.

●	Insurance Industry. The insurance industry group is subject to extensive government regulation in some countries and can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps or other changes in government regulation or tax law. Different segments of the insurance industry group can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

●	Industrials. The value of securities issued by companies in the industrials sector may be affected by supply and demand both for their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.

●	Consumer Staples. Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.

●	Consumer Discretionary. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen.

●	Healthcare. Healthcare companies’ profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, litigation expenses, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies, governmental regulations and policies, and other market developments.

●	Biotechnology/Pharmaceuticals. Biotechnology companies often depend on the successful development of new and proprietary technologies. The loss or impairment of intellectual property rights may adversely affect the profitability of biotechnology companies. Pharmaceutical companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, biotechnology and pharmaceutical spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly. They are also exposed to the risk that they will be subject to products liability claims and extensive government regulation.

●	Technology. Technology companies are characterized by periodic new product introductions, innovations and evolving industry standards, and, as a result, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the technology sector are often smaller and less experienced companies and may be subject to greater risks than larger companies; these risks may be heightened for technology companies in foreign markets. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, changes in consumer and business purchasing patterns, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Semiconductor Industry. Competitive pressures may have a significant effect on the financial condition of companies in the semiconductor industry. Semiconductor companies are vulnerable to wide fluctuations in securities prices due to rapid product obsolescence. Many semiconductor companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products, and failure to do so could have a material adverse effect on their business, results of operations and financial condition. Reduced demand for end-user products, underutilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and may need additional financing, which may be difficult to obtain. They also may be subject to risks relating to research and development costs and the availability and price of components.

Passive Investment Risk. The Funds invest in the underlying ETFs included in, or representative of, it’s Index regardless of their investment merit. The Funds do not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. The Funds are not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with a Fund’s investment limitations (for example, to maintain the Fund’s tax status). Of course, unlike some index funds that do not change exposure to equities and bonds, each Fund’s investment strategy does change in response to the Index’s anticipation of a bull or bear market. Nonetheless, each Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Quantitative Security Selection Risk. Data for some underlying ETFs and issuers in which they invest may be less available and/or less current than data for issuers in other markets. The Funds use, and the underlying ETFs may use, a quantitative model, and their processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of an underlying ETF’s or a particular security’s value and its effectiveness can change over time. These changes may not be reflected in the relevant quantitative model.

Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance for one or more of the Indices, which could cause those Indices (and the corresponding Funds) to vary from their normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain in the Index (and the Fund’s portfolio), causing the performance and constituents of each impacted Index (and Fund) to vary from those expected under normal conditions.

In addition to scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to an Index due to reaching certain weighting constraints, unusual market conditions or in order, for example, to correct an error in the selection of index constituents. When an Index is rebalanced, the corresponding Fund will, in turn, rebalance its portfolio to attempt to increase the correlation between the Fund’s portfolio and its Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider or its agents to an Index may increase the costs to and the tracking error risk of the corresponding Fund.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by the Indices. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in the Index. As a result of legal restrictions or limitations that apply to the Funds but not to the Index, a Fund may hold more underlying ETFs than its Index, which may result in holding ETFs that are less closely aligned with the then-intended focus of the Index. Such differences in holdings may cause the performance of the Fund and its Index to differ from each other.

Additional Information about the Indices

Each Index is based on a proprietary methodology developed by SumGrowth Strategies, LLC (the “Index Developer”), which it licensed to Merlyn.AI Corporation, the Fund’s sponsor (the “Sponsor”). The Sponsor sub-licensed the Indices to the Adviser, which in turn, sub-licensed them to the Trust and its service providers.

Neither the Index Developer nor the Sponsor is affiliated with the Funds, the Adviser, the Funds’ distributor, the Index Calculation Agent or any of their respective affiliates. None of the Index Developer, the Sponsor or any of their respective affiliates make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to a Fund, nor are they involved in the third-party calculation of the Indices.

The Sponsor has retained an unaffiliated third party, Solactive, AG, to calculate the Indices. The Index Developer, using the applicable rules-based methodology, will generate rebalance signals for the Indices while the Calculation Agent will calculate, maintain and disseminate the Indices on a daily basis.

The Sponsor will monitor the results produced by the Calculation Agent to help ensure that each Index’s publicly disseminated return is being disseminated in accordance with the applicable rules-based methodology.

Each Index uses a proprietary market risk indicator (called the Bull/Bear Indicator) that seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” market) or appear to have an elevated risk of market decline (a “Bear” market). The Bull/Bear Indicator is a computer algorithm that seeks to assess the risk of U.S. equity markets using four key metrics: price-trend, market momentum, value sentiment, and market volatility.

●	Price-trend indicates the degree to which U.S. market securities prices appear to be trending higher or lower.

●	Market momentum indicates the volume-adjusted, price-trend of U.S. equity market securities in seeking to assess investor conviction.

●	Value sentiment indicates the recent proportion of U.S. equity market securities making 52-week highs against those making 52-week lows.

●	Higher market volatility is generally correlated with a higher probability of declining markets and may indicate the possible onset of an extreme market decline.

Each Index remains constructed using a “Bull” or “Bear” methodology, as the case may be, until a subsequent event triggers a change. Shifts generally occur at month-end. Shifts may also occur at any other day of the month as well (sometimes referred to as “mid-month”) as described below. Each Index typically uses the following rules to determine when to shift between a “Bull” and a “Bear” methodology.

●	Bull to Bear: When any one of the first three metrics described above (i.e., price-trend, market momentum, value sentiment) is negative in value and it is declining further at month-end, the “Bear” indicator is triggered and each Index will be constructed via the Bear methodology. The “Bear” indicator may also be triggered at any time during the month when excess market volatility is indicated.

●	Bear to Bull: When one or more of the first three metrics described above is positive in value and the remaining metric(s) are increasing at month-end, the “Bull” indicator is triggered and the Index will be constructed via the Bull methodology. The “Bull” indicator may be triggered at any time during the month if a particularly sharp rebound follows a recent market decline.”

Notwithstanding the foregoing, there are circumstances which may trigger exceptions to the typical “Bull” / “Bear” index construction methodology described above, including among others:

●	whether certain investment categories (generally, equity markets) appear to be in an oversold condition;

●	whether a particularly sharp rebound follows a recent market decline (including situations where any one of the first three metrics described above (i.e., price-trend, market momentum, value sentiment) is negative in value and is declining further at month-end), in which case index construction at month-end would typically be “Bull” rather than “Bear”; and

●	when a rebound follows a prolonged market decline the index construction at month-end will typically remain “Bear” unless both of the price-trend and market momentum metrics are positive and all of the price-trend, market momentum, and value sentiment metrics are increasing, in which case index construction at month-end will be “Bull.”

Merlyn.AI® DUDE SectorSurfer Momentum Index (the “SectorSurfer Index”)

When the Bull/Bear Indicator signals a “Bull” market, the SectorSurfer Index identifies a portfolio of six ETFs. The SectorSurfer Index selects four ETFs from the Economic Sectors category, and two ETFs from the Geopolitical Sectors category as described below. For each category, the SectorSurfer Index identifies the ETF having the highest expected subsequent monthly return performance relative to other ETFs in the category (called, the “Momentum Leader”).

In contrast, when the Bull/Bear Indicator signals a “Bear” market, the SectorSurfer Index identifies a portfolio of at least four ETFs, each a Momentum Leader, selected from a generally more conservative Bear Universe, as described below.

“Bull” Indicator - Portfolio Construction

When the Bull/Bear Indicator signals a “Bull” market, the SectorSurfer Index identifies a portfolio of six ETFs.

“Bull” market Index construction includes the following four steps:

Step 1: In the first step of Index construction, ETFs are identified that have investment objectives broadly focused on economic and geopolitical sectors. The categories are viewed as general guidelines and the scope of each category is interpreted broadly.

Each category is divided into a set of broad sub-categories. The Index Provider also includes “broad U.S. equity markets” as a sub-category of each category, which seeks to provide a momentum performance floor. Like categories, sub-categories are viewed as general guidelines and the scope of each sub-category is interpreted broadly and may overlap. As a result, a single ETF may be included in multiple categories and sub-categories.

●	The “Economic Sectors” category includes ETFs that invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance.

●	The “Geopolitical Sectors” category includes ETFs that invest primarily in a particular world region, such as Europe, Latin America, and the Asia Pacific, or any of the many individual countries of the world.

The Bull Universe excludes, among others: (1) certain small ETFs (depending on the sub-category, the minimum AUM size varies between $150 million and $500 million); (2) currency ETFs; (3) leveraged ETFs; (4) inverse ETFs; (5) utility ETFs; (6) commodity ETFs; (7) global/foreign fixed income ETFs; (8) long-term treasury ETFs; (9) short-term treasury ETFs; (10) short-term bond ETFs; and (11) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

Step 2: In the second step of SectorSurfer Index construction, the Index Provider determines the Bull Universe of ETFs for each category and sub-category. The Index Provider screens ETFs based the ETF’s name and investment objectives to identify candidates for membership in a particular category and sub-category. The Index Provider then further screens each candidate by conducting a correlation test with other sub-category members or candidates to confirm that the candidate being evaluated is sufficiently of similar character to become a member of the sub-category’s universe of ETFs. A single ETF may be a member of several categories and sub-categories.

Step 3: In the third step of SectorSurfer Index construction, the SectorSurfer Index seeks to improve each category’s Bull Universe of ETFs. The SectorSurfer Index develops twelve separate models for each category, except for one Economic sector category, for which six separate models are developed (the “Economic Sector 1 Models”). Each model is comprised of a different mix of ETF candidates, and each model includes an ETF from each sub-category. The SectorSurfer Index then measures the recent return performance of each model’s ETF universe. To more efficiently and effectively analyze the ETF universes, the SectorSurfer Index uses a form of artificial intelligence that seeks to evolve and improve the models, which is implemented each month, by incrementally attempting to improve their mix of candidate ETFs. The foregoing process is not conducted for the Economic Sector 1 Models, because they were designed to address hindsight bias by another means. The SectorSurfer Index then uses a proprietary momentum algorithm to identify the Momentum Leader of each of the models. Finally, the Index evaluates the Momentum Leaders of the models and selects the category’s overall Momentum Leader.

Step 4: In the final step of SectorSurfer Index construction, if any duplicate ETFs have been selected, the Index performs an analysis that attempts to find suitable alternatives. If a suitable alternative cannot be found, duplicate ETF selections are permitted, while ensuring at least four distinct ETFs are selected. At that point, the SectorSurfer Index will hold the selected ETFs in approximately the following percentage allocations:

Merlyn.AI® DUDE SectorSurfer Momentum Index Category Weights – “Bull Scenario”
Geopolitical Sectors – Selection 1	15%	Economic Sectors – Selection 2	20%
Geopolitical Sectors – Selection 2	15%	Economic Sectors – Selection 3	15%
Economic Sectors – Selection 1	20%	Economic Sectors – Selection 4	15%

“Bear” Indicator - Portfolio Construction

“Bear” market SectorSurfer Index construction includes the following three steps:

Step 1: The SectorSurfer Index identifies a portfolio of four or more ETFs from the Bear Universe, which includes ETFs in the following categories: (1) inflation protected treasury; (2) medium- and long-term treasury; (3) aggregate bond; (4) long-term bond; (5) corporate bond; (6) high-yield bond; (7) gold; and (8) broad-based U.S. equity market. However, if the “Bear” indicator was triggered due to excess market volatility, the SectorSurfer Index will use inflation protected treasury, medium- and long-term treasury ETFs from the Bear Universe. The categories are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category.

The Bear Universe excludes, among others: (1) leveraged ETFs; (2) inverse ETFs; (3) currency ETFs; (4) short-term treasury and money market ETFs; (5) global/foreign fixed income ETFs; (6) commodity ETFs (except gold); (7) equity ETFs (except broad-based U.S. equity market index ETFs); (8) ETFs with less than $500 million of assets under management; and (9) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

Step 2: The SectorSurfer Index creates two models that each include a different mix of Bear Universe ETFs intended to improve selection diversification among the models. Each model selects one ETF (each, a Momentum Leader). Due to the limited number of candidate ETFs in the subcategories of the Bear Universe, it is possible that the initial selections may include duplicates. The non-duplication process of Step 3, will resolve any duplicate selections.

Step 3: In the final stage of the Bear SectorSurfer Index construction, the SectorSurfer Index seeks to minimize the selection of duplicate ETFs by the bear market models. The SectorSurfer Index attempts to identify suitable substitutes. If it is unable to identify a suitable substitute, duplicate ETF selections are permitted. Due to a more limited Bear universe of potential substitutes, the SectorSurfer Index’s final portfolio may be comprised of only four or more ETFs.

Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index (the “BRBF Index”)

When the Bull/Bear Indicator signals a “Bull” market, the BRBF Index identifies a portfolio of up to eight exchange-traded funds that principally trade on a U.S. exchange (“ETFs”). The BRBF Index selects one ETF from each of eight underlying categories as described below (however, due to permissible duplication, the BRBF Index may identify as few as six ETFs). For each category, the BRBF Index identifies the ETF having the highest expected subsequent monthly return performance relative to other ETFs in the category (the “Momentum Leader”).

In contrast, when the Bull/Bear Indicator signals a “Bear” market, the BRBF Index identifies a portfolio of four or more ETFs, each a Momentum Leader, selected from a generally more conservative Bear Universe, as described below.

“Bull” Indicator - Portfolio Construction

When the Bull/Bear Indicator signals a “Bull” market, the BRBF Index identifies a portfolio of eight ETFs, one selected from each of the eight the ETF categories tabulated below. The BRBF Index’s Bull portfolio will generally reflect a classic growth portfolio having approximately 80/20 stocks/bonds allocation weights.

Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index Category Weights – “Bull Scenario”
Sectors – Selection 1	20%	Factors	10%
Sectors – Selection 2	15%	Style Mix	10%
Countries	15%	Bonds – Selection 1	10%
Global/Regions	10%	Bonds – Selection 2	10%

Note: The non-duplication process (described below), will generally cause duplicative categories (that is, Sectors and Bonds) to select different ETFs.

“Bull” market BRBF Index construction includes the following four steps:

Step 1: In the first step of BRBF Index construction, the Index Provider selects a set of broad investment categories (listed below) having generally divergent investment objectives, but which may overlap one another. The categories are viewed as general guidelines and the scope of each category is interpreted broadly.

The Index Provider then divides each category into a set of broad sub-categories. In addition, for some categories, the Index Provider also includes “broad U.S. equity markets” as a sub-category, which seek to provide a momentum performance floor. Like categories, sub-categories are viewed as general guidelines and the scope of each sub-category is interpreted broadly and may overlap. As a result, a single ETF may be included in several different categories and sub-categories.

●	The “Sectors” category includes ETFs that invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance.

●	The “Global/Regions” category includes ETFs that invest primarily in one of several broad geo-political region sub-categories, such as global, Europe, Asia Pacific, and emerging markets.

●	The “Countries” category includes ETFs that invest primarily in a single country, which can be any country in the World.

●	The “Factors” category includes ETFs that invest primarily based on one of several investment factor sub-categories, such as value, growth, dividends, earnings, size, and momentum.

●	The “Style Mix” category includes ETFs that invest primarily based on one of several investment style sub-categories, such as large-cap, large-cap growth, large-cap value, mid-cap, mid-cap growth, mid-cap value, small-cap value, equal weight, growth, and value.

●	The “Bonds” category includes ETFs that primarily invest in of several bond sub-categories, such as treasuries, aggregate bonds, corporate bonds, mortgage bonds, municipal bonds, and high-yield bonds.

The Bull Universe excludes, among others: (1) certain small ETFs (based on assets under management); (2) currency ETFs; (3) leveraged ETFs; (4) inverse ETFs; (5) utility ETFs; (6) commodity ETFs; (7) global/foreign fixed income ETFs; (8) global/foreign sector ETFs; and (9) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

Step 2: In the second step of BRBF Index construction, the Index Provider determines the Bull Universe of ETFs for each category and sub-category. The Index Provider initially screens ETFs based on information provided by the ETF’s name and investment objectives to identify candidates for membership in a particular category and sub-category. The Index Provider then further screens each candidate by conducting a correlation test with other sub-category members or candidates to confirm that the candidate being evaluated is sufficiently of similar character to become a member of the sub-category’s universe of ETFs. A single ETF may be a member of several categories and sub-categories.

Step 3: In the third step of BRBF Index construction, the BRBF Index seeks to improve each category’s Bull Universe of ETFs. The BRBF Index develops twelve separate models for each category. Each model is comprised of a different mix of ETF candidates, and each model includes an ETF from each sub-category. The BRBF Index then measures the recent return performance of each model’s ETF universe. To more efficiently and effectively analyze the ETF universes, the BRBF Index uses a form of artificial intelligence that seeks to evolve and improve the twelve models each month by incrementally attempting to improve their mix of candidate ETFs. The BRBF Index then uses a proprietary momentum algorithm to identify the Momentum Leader of each of the twelve models. Finally, the BRBF Index evaluates the Momentum Leaders of the twelve models and selects the category’s overall Momentum Leader.

Step 4: In the final step of BRBF Index construction, if any duplicate ETFs have been selected, the BRBF Index performs an analysis that attempts to find suitable alternatives. If a suitable alternative cannot be found, duplicate ETF selections are permitted. The BRBF Index will be comprised of at least six unique ETFs.

“Bear” Indicator - Portfolio Construction

“Bear” market BRBF Index construction includes the following three steps:

Step 1: The BRBF Index identifies a portfolio of four or more ETFs from the Bear Universe, which includes ETFs in the following categories: (1) inflation protected treasury; (2) medium- and long-term treasury; (3) aggregate bond; (4) long-term bond; (5) corporate bond; (6) high-yield bond; (7) gold; and (8) broad-based U.S. equity market. However, if the “Bear” indicator was triggered due to excess market volatility, the BRBF Index will use inflation protected treasury, medium- and long-term treasury ETFs from the Bear Universe. The categories are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category.

The Bear Universe excludes, among others: (1) leveraged ETFs; (2) inverse ETFs; (3) currency ETFs; (4) short-term treasury and money market ETFs; (5) global/foreign fixed income ETFs; (6) commodity ETFs (except gold); (7) equity ETFs (except broad-based U.S. equity market index ETFs); (8) certain small ETFs (based on assets under management); and (9) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

Step 2: The BRBF Index creates two models each including a different mix of Bear Universe ETFs, one that will typically select, in the Index Provider’s view, more conservative ETFs from the Bear Universe (the “Conservative Model”) and one that will select, in the Index Provider’s view, more aggressive ETFs from the Bear Universe (the “Aggressive Model”). The BRBF Index uses the Conservative Model to seek to select up to two ETFs (each, a Momentum Leader), one ETF will have a 20% allocation of the overall Fund portfolio, the other ETF will have a 15% allocation of the overall Fund portfolio. The BRBF Index uses the Aggressive Model to select up to six ETFs (each, a Momentum Leader), one ETF will have a 15% allocation of the overall Fund portfolio, and each of the other five ETFs will have a 10% allocation of the overall Fund portfolio. Because the BRBF Index may select duplicate ETFs, a particular ETF may be selected for both the Conservative Model and the Aggressive Model. Likewise, a particular ETF may be selected for both Conservative Model ETFs and multiple Aggressive Model ETFs. The BRBF Index will, at a minimum, select four ETFs. Notwithstanding the foregoing, the Bear BRBF Index may select ETFs that may generally be considered aggressive, such as high-yield bond ETFs and ETFs invested according to a broad U.S. equity market.

Step 3: In the final stage of the Bear BRBF Index construction, the BRBF Index seeks to minimize the selection of duplicate ETFs by the bear market models. The BRBF Index attempts to identify suitable substitutes. If it is unable to identify a suitable substitute, duplicate ETF selections are permitted. Due to a more limited Bear universe of potential substitutes, the BRBF Index’s final portfolio may be comprised of only four or more ETFs.

Index Reconstitution (Applicable to All Indices)

Following the close of U.S. markets on the last trading day of each month, each Index is reconstituted. In addition, each Index’s construction may be changed at any time during a month due to market volatility or a sharp market rebound. In those instances, the Indices will be reconstituted the following business day (which may occur other than month-end).

Fund Management

Empowered Funds, LLC dba EA Advisers acts as the Funds’ investment adviser. The Adviser is located at 19 E Eagle Rd, Havertown, PA 19083 and is wholly-owned by Alpha Architect LLC. The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services solely to the Funds and other exchange-traded funds. The Adviser was founded in October 2013.

The Adviser is responsible for overseeing the management and business affairs of the Funds and has discretion to purchase and sell securities in accordance with each Fund’s objectives, policies and restrictions. The Adviser continuously reviews, supervises and administers each Fund’s investment programs pursuant to the terms of an investment advisory agreement (the “Advisory Agreements”) between the Trust and the Adviser. Pursuant to the Advisory Agreements each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
Merlyn.AI SectorSurfer Momentum ETF	1.25%*
Merlyn.AI Bull-Rider Bear-Fighter ETF	0.95%

*	The Adviser has contractually agreed to waive 40 basis points (0.40%) of its management fee of 125 basis points (1.25%) for the Merlyn.AI SectorSurfer Momentum ETF until at least January 30, 2024. The fee waiver agreement may be terminated after the expiration date only by agreement of the Adviser and the Board of Trustees.

For each Fund, the Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of the Fund, except for the fee payment under the Advisory Agreement, payments under each Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

The Advisory Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.

Portfolio Managers

Mr. Wm. Joshua Russell and Mr. Richard Shaner are the portfolio managers who, since 2023 and 2022, respectively, are primarily and jointly responsible for the day-to-day management of the Funds.

Mr. Wm. Joshua Russell, PhD, CFA has been a Senior Portfolio Manager with the Advisor since October 2022. Prior to this he was a Portfolio Manager at Carson Group where he was responsible for approximately $1.7 billion in assets. He has also served in quant research roles as VP, Sr. Research Analyst at Franklin Templeton and Senior Quantitative Strategist at WisdomTree. Prior to entering the industry, Dr. Russell was a PhD candidate where he conducted research on large-scale distributed systems for the US Army, the US Air Force, and NASA. He earned a PhD in Electrical and Computer Engineering, a Masters in Economics, and a Masters in Electrical and Computer Engineering at the University of California, Santa Barbara. He earned a Bachelor of Science in Electrical Engineering from the University of Washington and is a CFA Charterholder.

Mr. Shaner has advised on trading and execution matters for the Adviser since January 2021, where he supports trading operations and assists in quantitative research. Prior to Mr. Shaner’s tenure with the Adviser, Mr. Shaner executed various trading strategies for a private family office. Mr. Shaner has a B.Sc in Kinesiology and Applied Physiology from the University of Colorado. He is also a CFA® Charterholder.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, ownership in the Funds, and compensation.

MERLYN PARTIES & FUND SPONSOR

Neither of the Merlyn.AI SectorSurfer Momentum ETF (Ticker: DUDE) or Merlyn.AI Bull-Rider Bear-Fighter ETF (Ticker: WIZ) is offered or sold by Merlyn.AI Corporation or any of its affiliates, licensors, or contractors (the “Merlyn Parties”) nor do any of the Merlyn Parties offer any express or implicit guarantee, warranty, or assurance either with regard to the results of using the Merlyn.AI® DUDE SectorSurfer Momentum Index or the Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index (each, an “Index”) or an Index Price at any time or in any other respect. Each Index is calculated and published by SumGrowth Strategies, LLC (“SumGrowth Strategies”) which has granted Merlyn an exclusive license for marketing and distribution purposes of the Index. The Merlyn Parties have entered an agreement with the Funds’ adviser to sponsor the Funds. The Merlyn Parties use commercially reasonable efforts to ensure that each Index is calculated correctly. None of the Merlyn Parties shall be liable for any error, omission, inaccuracy, incompleteness, delay, or interruption in an Index or any data related thereto or have any obligation to point out errors in an Index to any person. Neither publication of an Index by the Merlyn Parties nor the licensing of an Index or Index trademark(s) for the purpose of use in connection with a Fund constitutes a recommendation by any of the Merlyn Parties to invest in a Fund. “SectorSurfer” and “Bull-Rider Bear-Fighter” are trademarks of SumGrowth Strategies.

The portion of each Fund’s Bull/Bear Indicator that seeks to identify protracted “Bear” markets relies on price-trend, market momentum, and value sentiment metrics is trademarked as StormGuard™ by SumGrowth Strategies. Similarly, the portion of each Fund’s Bull/Bear Indicator that seeks assess the risk of sharp, deep downwards market movements utilizes market volatility metrics is trademarked as SwanGuard™ by SumGrowth Strategies.

The Adviser has entered into a fund sponsorship agreement with Merlyn.AI Corporation (“Sponsor”). Under this arrangement, the Sponsor has agreed to provide financial support to the Funds (as described below) and, in turn, the Adviser has agreed to share with the Sponsor a portion of profits, if any, generated by each Fund’s Advisory Fee (also as described below). Every month, each Fund’s Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser.

If the amount of the unitary management fee exceeds that Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to the Sponsor. The amount paid to the Sponsor represents both the index licensing fee and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the entire index licensing fee, the index licensing fee is automatically waived.

If the amount of the unitary management fee is less than a Fund’s operating expenses and the Adviser-retained amount, the Sponsor is obligated to reimburse the Adviser for the shortfall.

The foregoing calculations are done on a Fund-by-Fund basis, but the amounts due or owed between the parties are aggregated and netted.

Approval of Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI SectorSurfer Momentum ETF is available in the Funds’ annual report for the fiscal year ended September 30, 2022.

Other Service Providers

Quasar Distributors, LLC (“Distributor”) serves as the distributor of Creation Units (defined above) for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, is the administrator, fund accountant and transfer agent for the Funds.

U.S. Bank National Association is the custodian for the Funds.

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.

Spicer Jeffries LLP, 4601 DTC Boulevard, Suite 700, Denver, CO 80237, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

The Exchanges

Shares of the Funds are not sponsored, endorsed or promoted by and of the Exchanges: The Nasdaq Stock Market (Merlyn.AI Bull-Rider Bear-Fighter ETF), and CBOE BZX Exchange, Inc. (Merlyn.AI SectorSurfer Momentum ETF). None of the Exchanges is responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of a Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. None of the Exchanges any obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall any of the Exchanges have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Buying and Selling Fund Shares

Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units of 10,000 Shares. Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

Except when aggregated in Creation Units, Shares are not redeemable with the Funds.

Buying and Selling Shares on the Secondary Market

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of Shares you must buy.

Shares of each of Fund will be listed on the Exchange under the following symbols:

Fund	Trading Symbol	Exchange
Merlyn.AI SectorSurfer Momentum ETF	DUDE	CBOE BZX Exchange, Inc.
Merlyn.AI Bull-Rider Bear-Fighter ETF	WIZ	The Nasdaq Stock Market

The Exchanges are generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on an Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Share Trading Prices. The trading prices of a Fund’s Shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by a Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that the Funds’ Shares can be purchased and redeemed directly from a Fund only in Creation Units by APs and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a rebalance of a Fund’s underlying index), such trades may benefit Fund shareholders by increasing the tax efficiency of a Fund. The Board also noted that direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV. In addition, the Funds may impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

Distribution and Service Plan

Each Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis.

Net Asset Value

The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

●	Taking the current market value of its total assets,

●	Subtracting any liabilities, and

●	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

If a market price is not readily available or is deemed not to reflect market value, the relevant Fund will determine the price of the security held by it based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Funds at www.MerlynETFs.com. Among other things, the website includes this Prospectus and the SAI, and will include the Funds’ holdings, the Funds’ last annual and semi-annual reports (when available). The website will show each Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website will also show the extent and frequency of each Fund’s premiums and discounts. Further, the website will include each Fund’s median bid-ask spread over the most recent thirty calendar days.

Each day a Fund is open for business, the Trust publicly disseminates each Fund’s full portfolio holdings as of the close of the previous day through its website at www.merlynetfs.com. A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Investments by Other Investment Companies

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11, Rule 12d1-4, or an exemptive order of the SEC. No relief from Section 12(d)(1) is available for investments in the Funds since each operates as an “ETF of ETFs.”

Dividends, Distributions, and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	Your Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Dividends and Distributions

Dividends and Distributions. Each Fund has elected and intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As regulated investment companies, each Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and to distribute its net investment income, if any, to shareholders as dividends annually, with the exception of the Merlyn.AI SectorSurfer Momentum ETF which expects expects to declare and to distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the relevant Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Avoid “Buying a Dividend.” At the time you purchase Shares of a Fund, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gain, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your Shares. A portion of income dividends reported by each Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Sales of Shares. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss will generally be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Funds also must withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Foreign Tax Credits. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of a Fund that begin on or after January 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), each Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund, and (b) certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Each Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the period of each Fund’s operations. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Spicer Jeffries LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

MERLYN.AI ETFs

FINANCIAL HIGHLIGHTS

September 30, 2022

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains/(Losses) on Investments	Net Increase/ (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)(6)	Gross Expenses(3)(6)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Merlyn.AI Bull-Rider Bear-Fighter ETF
Year Ended September 30, 2022	$34.72	0.51	(6.77)	(6.26)	(0.11)	-	(0.11)	$28.35	(18.10%)	$34,870	0.95%	0.95%	1.49%	619%
Year Ended September 30, 2021	$31.85	0.26	2.83	3.09	(0.22)	-	(0.22)	$34.72	9.72%	$77,772	0.93%	0.95%	0.77%	398%
October 17, 2019(7) to September 30, 2020	$25.00	0.13	6.83	6.96	(0.11)	-	(0.11)	$31.85	27.93%	$66,888	0.65%	0.95%	0.48%	192%
Merlyn.AI SectorSurfer Momentum ETF
Year Ended September 30, 2022	$26.97	0.41	(5.28)	(4.87)	(0.09)	-	(0.09)	$22.01	(18.15%)	$62,290	0.85%	1.25%	1.55%	668%
December 30, 2020(7) to September 30, 2021	$25.00	-	1.97	1.97	-	-	-	$26.97	7.88%	$164,787	0.85%	1.25%	0.01%	174%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.
(7)	Does not include expenses of the investment companies in which the Fund invests.

If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

Annual/Semi-Annual Reports to Shareholders

Additional information about the Funds will be in their annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year.

Statement of Additional Information

The SAI dated January 30, 2023 which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	(215) 882-9983

Write:	19 East Eagle Road
Havertown, PA 19083

Visit:	www.MerlynETFs.com

Paper Copies

Please note that paper copies of the Funds’ shareholder reports will generally not be sent, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Information Provided by the Securities and Exchange Commission

Information about the Funds, including their reports and the SAI, has been filed with the SEC. It can be reviewed on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by calling the SEC at (202) 551-8090.

Investment Company Act File No. 811-22961.

MERLYN.AI SECTORSURFER MOMENTUM ETF

MERLYN.AI BULL-RIDER BEAR-FIGHTER ETF

STATEMENT OF ADDITIONAL INFORMATION

January 30, 2023

This Statement of Additional Information (“SAI”) describes the Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Bull-Rider Bear-Fighter ETF (each, a “Fund”), series of the EA Series Trust (formerly known as the Alpha Architect ETF Trust (the “Trust”).

Shares of Merlyn.AI SectorSurfer Momentum ETF are listed and traded on CBOE BZX Exchange, Inc. Shares of Merlyn.AI Bull-Rider Bear-Fighter ETF are listed and traded on The Nasdaq Stock Market®.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Quasar Distributors, LLC (the “Distributor”) serves as the Distributor for the Funds.

Shares of the Funds are neither guaranteed nor insured by the U.S. Government.

This SAI, dated January 30, 2023, as supplemented from time to time, is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated January 30, 2023, as supplemented from time to time, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling (215) 882-9983 or visiting www.MerlynETFs.com.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below (note that various other terms are defined in the text of this SAI):

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the Funds’ Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.

“Board” or “Trustees” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Adviser” means Empowered Funds, LLC dba EA Advisers.

“Cash Component” means an amount of cash consisting of a Balancing Amount calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount calculated in connection with redemptions.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of 10,000 Shares that each Fund issues and redeems on a continuous basis at NAV. Shares will not be issued or redeemed except in Creation Units.

“Distributor” means Quasar Distributors, LLC.

“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.

“DTC” means the Depository Trust Company.

“Exchange” means The Nasdaq Stock Market with respect to the Merlyn.AI Bull-Rider Bear-Fighter ETF, and means CBOE BZX Exchange, Inc. with respect to the Merlyn.AI SectorSurfer Momentum ETF.

“ETF” means an exchange-traded fund.

“FINRA” means the Financial Industry Regulatory Authority.

“Fund” means a series of the Trust described in this SAI: the Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Bull-Rider Bear-Fighter ETF.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Investment Company Act” or “1940 Act” means the Investment Company Act of 1940, as amended.

“IRS” means the Internal Revenue Service.

“NAV” means the net asset value of a Fund.

“NSCC” means the National Securities Clearing Corporation.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the Funds’ Prospectus, dated January 30, 2023, as amended and supplemented from time to time.

“SAI” means this Statement of Additional Information, dated January 30, 2023, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of a Fund.

“Transaction Fee” is a fee that may be imposed to compensate the Trust or its custodian for costs incurred in connection with transactions for Creation Units. The Transaction Fee, when applicable, is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to each Fund, see “Transaction Fees” in this SAI.

“Trust” means the EA Series Trust (formerly known as Alpha Architect ETF Trust), a Delaware statutory trust.

“Underlying Funds” or “Underlying ETFs” means the other ETFs in which a Fund invests.

TRUST AND FUNDS OVERVIEW

The Trust is a Delaware statutory trust formed on October 11, 2013. The Trust is an open-end management investment company registered under the Investment Company Act. The investment objective of each Fund is to seek investment results that, before fees and expenses, track the performance of a rules-based index (each, an “Underlying Index”), as described in the Prospectus. The offering of the Shares is registered under the 1933 Act.

Each Fund is a non-diversified ETF.

Each Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities included in its Index, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of each Fund will be listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 10,000 Shares, which amount may be changed from time to time.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors because it applies only to transactions for Creation Units and most retail investors do not transact for Creation Units.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

EXCHANGE LISTING AND TRADING

Shares of each Fund will be listed and traded on an Exchange: The Nasdaq Stock Market (Merlyn.AI Bull-Rider Bear-Fighter ETF) and CBOE BZX Exchange, Inc. (Merlyn.AI SectorSurfer Momentum ETF). Shares trade on an Exchange or in secondary markets at prices that may differ from their NAV, because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on an Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. An Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. An Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

The Funds are not sponsored, endorsed, sold or promoted by an Exchange. The Exchanges make no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchanges have no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.MerlynETFs.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INVESTMENT POLICIES AND RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

The investment policies enumerated in this section may be changed with respect to a Fund only by a vote of the holders of a majority of the Funds’ outstanding voting securities, except as noted below:

1. The Funds may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

2. The Funds may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

3. The Funds may not engage in the business of underwriting securities except to the extent that the Funds may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

4. The Funds may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

5. The Funds may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Funds from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

6. The Funds may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

7. The Funds will not concentrate their investments in a particular industry or group of industries, as that term is used in the Investment Company Act, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund’s Underlying Index concentrates in the securities of a particular industry or group of industries.

The following notations are not considered to be part of each Fund’s fundamental investment limitation and are subject to change without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder, as described below.

With respect to the fundamental investment limitation relating to borrowing set forth in (1) above, pursuant to Section 18(f)(1) of the Investment Company Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

With respect to the fundamental investment restriction regarding real estate set forth in (4) above, the Funds will not make direct investments in real estate unless acquired as a result of ownership of securities or other instruments. Although a Fund may, either directly or via an Underlying ETF, purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate.

With respect to the fundamental investment limitation relating to lending set forth in (6) above, this means that a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties. The fundamental investment limitation relating to lending restricts, but does not prevent entirely, the Fund’s (i) lending of portfolio securities, (ii) purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) use of repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

With respect to the fundamental investment limitation relating to concentration set forth in (7) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than 25% of a Fund’s net assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.

For purposes of applying the limitation set forth in the concentration policy set forth in (7) above, the Funds, with respect to their equity holdings, may use the FactSet Revere Business Industry Classification System, Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. Securities of the U.S. government (including its agencies and instrumentalities), some tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) and securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the Investment Company Act, are not considered to be issued by members of any industry. The Funds’ method of applying the limitation set forth in the above concentration policy may differ from the methods used by the Trust’s other series.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The investment objective, principal strategies of, and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.

Fund of Funds Risk/ Investments in Other Investment Companies

Because each Fund invests primarily in other funds, each Fund’s investment performance largely depends on the investment performance of those underlying exchange-traded funds (ETFs). An investment in a Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. A Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.” An underlying ETF may be subject to risks not described in the Prospectus or this SAI. Any losses incurred by an underlying ETF as a result of such risks would have a negative impact on the relevant Fund’s performance.

The Funds may invest in the securities of other investment companies to the extent permitted by the Investment Company Act, SEC rules thereunder and exemptions thereto. The market price for ETF shares may be higher or lower than, respectively, each Fund’s NAV. Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, investments by a Fund in an ETF could cause a Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Funds were to invest directly in the securities underlying the ETF.

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Funds, immediately after such purchase or acquisition, does not own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Funds may invest in the securities of other investment companies beyond these limits if, for example, the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder or Rule 12d1-4. Section 12(d)(1)(B) prohibits another investment company from selling its shares to a Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. Exemptive relief from Section 12(d)(1) is not available for investments in a Fund, since each operates as an “ETF of ETFs.”

Exemptive relief from Section 12(d)(1) is not available for investments in a Fund, since each operates as an “ETF of ETFs.”

Risks Associated with the Use of Derivatives

While the Funds will not directly utilize derivatives and each Fund seeks to avoid investing in leveraged ETFs and inverse ETFs, the underlying ETFs may invest in certain derivative instruments. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market or may be cleared through a clearinghouse and traded on an exchange or swap execution facility. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities or assets on which the derivatives are based. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index, or reference rate.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Derivatives may be used for a variety of purposes, including—but not limited to—hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. Derivatives may also be used for leveraging purposes, which may increase a loss, potentially causing an underlying ETF to lose more money than it would have lost had it invested in the underlying security. There is no assurance that any derivatives strategy used by an underlying ETF’s investment advisor will succeed.

Also, a liquid market may not always exist for an underlying ETF’s derivative positions at times when the underlying ETF might wish to terminate or sell such positions. In addition, regulators and futures exchanges have established limits, referred to as position limits, on the maximum net long or net short positions that any person may hold or control, in particular derivatives contracts. Some contract positions, such as commodity futures contracts, held by an underlying ETF may have to be liquidated at disadvantageous times or prices to avoid exceeding such position limits, which may adversely affect the underlying ETF performance. The use of a derivative subjects the Funds to the risk of nonperformance by the counterparty (i.e., counterparty risk), potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract.

As noted above, although the Funds’ seek to avoid purchasing leveraged underlying ETFs based on its investment objective, it is possible that the Fund may invest in an underlying ETF whose strategies involve the use of leverage. In that case, an underlying ETF’s investment program may be considered speculative would be subject to considerable risks. An underlying ETF could lose money at any time and may underperform the markets in which it invests during any given period, regardless of whether such markets rise or fall. Derivatives that have a leverage component, are subject to adverse changes in the value or level of the underlying asset, reference rate, or index, which can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

For some derivative transactions, an underlying ETF will be subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if an underlying ETF’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to an underlying ETF’s interest. An underlying ETF will bear the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the underlying ETF. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, underlying ETF will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the underlying ETF. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

Many derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an underlying ETF.

Short-Selling Risk

While the Funds seek to avoid investing in leveraged ETFs and inverse ETFs, underlying ETFs may engage in short-selling. Short-selling risk is the chance that underlying ETF will lose money in connection with its short sales of securities or other instruments. Short selling allows an investor to profit from declines in the prices of securities or other instruments. There is no guarantee that the price of the securities or other instruments will decline; in fact, it may rise. To generate cash to close out a short position, an underlying ETF may have to sell a related long position at a disadvantageous time. An underlying ETF’s loss on a short sale is potentially unlimited, because there is no limit on the price a security or instrument sold short could attain.

Risks Associated with Investing in Gold

The prices of gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the prices of gold may be adversely affected.

The prices of gold are affected by such factors as: (1) how much of the worldwide supply is held by large holders, such as governmental bodies and central banks; (2) unpredictable monetary policies and economic and political conditions in countries throughout the world; (3) supply and demand for gold bullion as an investment, including bars, coins or gold-backed financial instruments such as exchange-traded funds; (4) demand for gold jewelry; and (5) government policies meant to influence demand for gold. The prices of gold operation companies are directly affected by: (1) declines in the prices of gold; (2) rising capital costs as well as labor and other costs in mining and production; (3) adverse currency fluctuations, economic events or natural disasters or other events with a significant economic effect in the countries where these companies operate; (4) labor disruptions; (5) operational issues and failures; (6) access to reliable energy and equipment supplies; and (7) changes in laws relating to mining, production, or sales.

These factors may result in deviations between the prices of gold and the securities of the operation companies in which an underlying ETF invests. In addition, some gold mining companies have hedged, to varying degrees, their exposure to falls in the prices of gold by selling forward future production, which could limit the company’s benefit from future rises in the prices of gold or increase the risk that the company could fail to meet its contractual obligations. With respect to mining companies, mining operations have varying expected life spans and companies that have mines with a short expected life span may experience more stock price volatility.

Securities Lending

Each of the Funds may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.

To the extent a Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, a Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline.

For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. However, a Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

The Adviser will retain lending agents on behalf of the Funds that are compensated based on a percentage of a Fund’s return on its securities lending. A Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

Preferred Stocks

Underlying ETFs may invest in preferred stocks, including convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Depositary Receipts

Underlying ETFs may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities.

Repurchase Agreements

Underlying ETFs may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by an underlying ETF from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring underlying ETF bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the underlying ETF is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject a Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the underlying ETF seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.

Mortgage-Backed Securities

Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans and may be based on different types of mortgages, including those on residential properties or commercial real estate. Mortgage-backed securities include various types of securities, such as government stripped mortgage-backed securities, adjustable rate mortgage-backed securities, and collateralized mortgage obligations.

Generally, mortgage-backed securities represent partial interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (“GNMA”); by government-related organizations, such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); and by private issuers, such as commercial banks, savings and loan institutions, and mortgage bankers. The average maturity of pass-through pools of mortgage-backed securities in which an underlying ETF may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s average maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, the general economic and social conditions, the location of the mortgaged property, and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage-backed securities may be classified as private, government, or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent interest in pass-through pools consisting principally of conventional residential or commercial mortgage loans created by nongovernment issuers, such as commercial banks, savings and loan associations, and private mortgage insurance companies. Private mortgage-backed securities may not be readily marketable. In addition, mortgage-backed securities have been subject to greater liquidity risk because of the deterioration of worldwide economic and liquidity conditions that became especially severe in 2008. U.S. government mortgage-backed securities are backed by the full faith and credit of the U.S. government. GNMA, the principal U.S. guarantor of these securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the U.S. government. Issuers include FNMA and FHLMC, which are congressionally chartered corporations. In 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC. Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments (that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary).

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. An underlying ETF’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. An underlying ETF’s ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor, such as an underlying ETF, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits an underlying ETF to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. However, because the interest rates on ARMBSs are reset only periodically, changes in market interest rates or in the issuer’s creditworthiness may affect their value. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an underlying ETF can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, an underlying ETF holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are thus subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

A hybrid adjustable rate mortgage (“hybrid ARM”) is a type of mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. Hybrid ARMs are usually referred to by their fixed and floating periods. For example, a 5/1 ARM refers to a mortgage with a 5-year fixed interest rate period, followed by a 1-year interest rate adjustment period. During the initial interest period (i.e., the initial five years for a 5/1 hybrid ARM), hybrid ARMs behave more like fixed income securities and are thus subject to the risks associated with fixed income securities. All hybrid ARMs have reset dates. A reset date is the date when a hybrid ARM changes from a fixed interest rate to a floating interest rate. At the reset date, a hybrid ARM can adjust by a maximum specified amount based on a margin over an identified index. Like ARMBSs, hybrid ARMs have periodic and lifetime limitations on the increases that can be made to the interest rates that mortgagors pay. Therefore, if during a floating rate period interest rates rise above the interest rate limits of the hybrid ARM, an underlying ETF holding the hybrid ARM does not benefit from further increases in interest rates.

Collateralized mortgage obligations (“CMOs”) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche (or tranches) in the sequence, as specified in the prospectus, receives all of the principal payments until that tranche is retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long-maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which an underlying ETF invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

CMOs may include real estate mortgage investment conduits (“REMICs”). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the IRC and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests, or “residual” interests. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC, or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, the average life, and the price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

Stripped mortgage-backed securities (“SMBSs”) are derivative multiclass mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield to maturity on an IO class are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an underlying ETF’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an underlying ETF may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed, and accordingly, these securities may be deemed “illiquid” and thus subject to an underlying ETF’s limitations on investment in illiquid securities.

Municipal Insurance

A municipal security may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in any of the underlying ETF’s share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent, or (iii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or if the market discounts the value of the insurance provided by the insurer, the value of the municipal security would be more, if not entirely, dependent on the rating of the municipal security independent of insurance.

Brady Bonds

Certain of the underlying ETFs may invest in Brady bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar- denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Cash Items

Each Fund and each underlying ETF may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of its investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

U.S. Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or - sponsored enterprises but are neither guaranteed nor insured by the U.S. government.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.

As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities, an underlying ETF may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Foreign Investments

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that an underlying ETF and, in turn, a Fund will lose money. In particular, underlying ETFs are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair an underlying ETF’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer an underlying ETF’s assets back into the U.S., or otherwise adversely affect an underlying ETF’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Currency Risk and Exchange Risk. Securities in which certain underlying ETFs invest, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting an underlying ETF’s investments.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which an underlying ETF invests, or to which they obtain exposure, are generally held outside the U.S. in foreign banks and securities depositories. Certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on an underlying ETF’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for an underlying ETF to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount an underlying ETF can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for underlying ETFs to carry out transactions. If an underlying ETF cannot settle or is delayed in settling a purchase of securities, underlying ETF may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If an underlying ETF cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the underlying ETF could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the sale of, foreign securities an underlying ETF holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

High Yield/High Risk Securities/Junk Bonds. Certain underlying ETFs may invest in high yield securities, to varying degrees. High yield, high risk bonds are generally those securities that are rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated or stale-rated but determined by the underlying ETF’s adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, an underlying ETF would experience a decrease in income and a decline in the market value of its investments. An underlying ETF may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is often much more dependent on the judgment of the underlying ETF’s investment adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, an underlying ETF that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on an underlying ETF’s investments in lower rated securities.

Corporate Debt Securities

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. An underlying ETF may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of an underlying ETF. The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to an underlying ETF’s percentage limitations for investments in illiquid securities.

Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that a Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

The Adviser also may deem certain securities to be illiquid as a result of the Adviser’s receipt from time to time of material, non-public information about an issuer, which may limit the Adviser’s ability to trade such securities for the account of any of its clients, including a Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s NAV. The judgment of the Adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Portfolio Turnover

The following table shows information on the Funds’ portfolio turnover rates for the two most recent fiscal years or periods.

	Fiscal Year/Periods Ended September 30,
	2022	2021
Merlyn.AI Bull-Rider Bear-Fighter ETF	619%	398%
Merlyn.AI SectorSurfer Momentum ETF	668%	174%*

*	December 30, 2020 through September 30, 2021

The Merlyn.AI SectorSurfer Momentum ETF experienced an increase in portfolio turnover rates during the fiscal year ended September 30, 2022 due in part to greater capital share activity and each Fund reported a full year of operations for fiscal year 2022 versus stub periods for fiscal year 2021.

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	34	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	34	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 - present).	34	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 - present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 - present).	34	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 - present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 - present).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer Alpha Architect (2021-present); Chief Compliance Officer, Snow Capital (2015-2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Chief Operating Officer and Managing Member, Alpha Architect, LLC (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 - present); Assistant Vice President - Fund Administration, U.S. Bank Global Fund Services (2018 - 2022); Staff Accountant, Cohen & Company (2015 - 2018)

Trustee Qualifications

Information on the Trust’s Trustees and Officers appears above including information on the business activities of Trustees during the past five years. In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his duties and fiduciary obligations. The Board believes that the specific background of each Trustee evidences such ability and is appropriate to his serving on the Board. As indicated, Dr. Dorn holds an academic position in the area of finance. Dr. Pagano holds an academic position in the area of finance. Dr. Gray is the Founder and Executive Managing Member of the Adviser and Empirical Finance, LLC d/b/a Alpha Architect. Mr. Oguh is a financial technology entrepreneur, business executive and former mutual fund / ETF analyst.

Board Structure

Dr. Gray is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form more than a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board intends to hold four regularly scheduled meetings each year, at least two of which shall be in person (or during the current Covid pandemic, via video conference). The Board may also hold special meetings, as needed, either in person, by telephone, or virtually, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person, by telephone, or virtually.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund Complex.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation reports and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally the Fund Complex’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity and objectivity of the Fund Complex’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund Complex’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. For the fiscal year ended September 30, 2022, the Audit Committee met six times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Persons”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. For the fiscal year ended September 30, 2022, the Nominating Committee did not meet as there were no Board vacancies.

Compensation of Trustees

The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.

The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

Independent Trustees are paid an annual retainer of $2,000 per Fund for their services, including attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. In addition, each Independent Trustee is entitled to reimbursement for reasonable travel and other out-of-pocket expenses up to $3,000 per calendar year for educational resources, including attending educational programs to stay informed about industry and regulatory developments. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The table shows the compensation paid to Trustees for the fiscal year ended September 30, 2022 by the Fund Complex.*

	Compensation	Compensation Deferred	Total Compensation from the Fund Complex Paid to Trustee
Independent Trustees
Emeka O. Oguh	$42,750	$0	$42,750
Daniel Dorn	$42,750	$0	$42,750
Michael S. Pagano	$42,750	$0	$42,750
Interested Trustee
Wesley R. Gray**	$0	$0	$0

*	The Adviser, and not the Funds, is responsible for compensating the Trustees.

**	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Equity Ownership of Trustees

The following table sets forth the name and dollar range of equity securities of the Funds owned by Trustees as of December 31, 2022.

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI SectorSurfer Momentum ETF	Aggregate Dollar Range of Shares (All Funds in the Complex)
Independent Trustees
Emeka O. Oguh	$1 -$10,000	$0	$1-$10,000
Daniel Dorn	$0	$0	$10,001- $50,000
Michael S. Pagano	$0	$0	$50,001 - $100,000
Interested Trustee
Wesley R. Gray	$0	$0	Over $100,000

As of December 31, 2022, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings (“IPOs”).

Under the Adviser’s Code of Ethics, the personnel of the Adviser are permitted to invest in the same securities as held by the Funds. However, the trading of such investments are subject to blackout periods. Copies of the Codes of Ethics are on file with the SEC, and are available to the public. While the Codes of Ethics are reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective, however.

Proxy Voting

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review a Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record for the year ended June 30 on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling (215) 882-9983. The Trust’s Form N-PX also is available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth the name, address, and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding equity securities as of December 31, 2022:

Merlyn.AI Bull-Rider Bear-Fighter ETF
Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
National Financial Services, LLC 245 Summer St Boston, MA, 02210	32.35%	N/A	N/A	Record
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	16.12%	N/A	N/A	Record
Charles Schwab & Co., Inc. 211 Main St San Francisco, CA 94105	15.87%	N/A	N/A	Record
E*TRADE Securities, LLC 200 Hudson St, Suite 501 Jersey City, NJ 07311	5.11%	N/A	N/A	Record

Merlyn.AI SectorSurfer Momentum ETF
Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
National Financial Services, LLC 245 Summer St Boston, MA, 02210	23.70%	N/A	N/A	Record
TD Ameritrade P.O. Box 2226 Omaha, NE 68103	23.02%	N/A	N/A	Record
Charles Schwab & Co., Inc. 211 Main St San Francisco, CA 94105	16.59%	N/A	N/A	Record
Citibank Global Markets, Inc. 388 Greenwich Street Tower Building New York, NY 10013	7.78%	N/A	N/A	Record

Management ownership

As of December 31, 2022, the Trustees and officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Advisory Agreement

Under investment advisory agreements between the Trust, on behalf of each Fund, and the Adviser (the “Advisory Agreement”), each Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
Merlyn.AI Bull-Rider Bear-Fighter ETF	0.95%
Merlyn.AI SectorSurfer Momentum ETF	1.25%*

*	The Adviser has contractually agreed to waive 40 basis points (0.40%) of its management fee of 125 basis points (1.25%) for the Merlyn.AI SectorSurfer Momentum ETF until at least January 30, 2024. The fee waiver agreement may be terminated after the expiration date only by agreement of the Adviser and the Board of Trustees.

The Adviser manages the investment and the reinvestment of the assets of each Fund, in accordance with the investment objectives, policies and limitations of the Funds, subject to the general supervision and control of the Board. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a limited liability company organized under the laws of Pennsylvania. The address of the Adviser is 19 East Eagle Road, Havertown, PA 19083. The Adviser is wholly owned by Alpha Architect LLC. The Adviser was founded in October 2013 and provides investment advisory services to registered investment companies.

The following table summarizes the affiliated persons of the Funds that are also affiliated persons of the Adviser.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH ADVISER
Wesley R. Gray, Ph.D.	Trustee and President	Executive Managing Member.
John R. Vogel, Ph.D.	Treasurer, Chief Financial Officer	Chief Investment Officer
Jessica D. Leighty	Chief Compliance Officer	Chief Compliance Officer
Patrick R. Cleary	Secretary	Chief Executive Officer
Wm. Joshua Russell	Portfolio Manager	Portfolio Manager
Richard Shaner	Portfolio Manager	Portfolio Manager
Sean Hegarty	Assistant Treasurer	Chief Operating Officer

Under the Advisory Agreement for each Fund, the Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of the Funds, except for the fee payment under the Advisory Agreement, payments under each Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Each Advisory Agreement with respect to a Fund will continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of a Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of any person thereto, cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Advisory Agreement for a Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.

For the fiscal periods indicated below, the Funds paid the following management fees to the Adviser:

Fund and Period	Aggregate Advisory Fees Paid to Adviser
Merlyn.AI Bull-Rider Bear-Fighter ETF
	Advisory Fees Accrued	Advisory Fees Waived	Net Advisory Fees Paid
Fiscal year ended September 30, 2022	$552,944	$0	$552,944
Fiscal year ended September 30, 2021	$867,735	$(20,871)	$846,864
Fiscal period ended September 30, 2020*	$326,036	$(102,969)	$223,067

Merlyn.AI SectorSurfer Momentum ETF
	Advisory Fees Accrued	Advisory Fees Waived	Net Advisory Fees Paid
Fiscal year ended September 30, 2022	$1,992,610	$(637,635)	$1,354,975
Fiscal period ended September 30, 2021**	$1,458,324	$(466,664)	$991,660

*	October 17, 2019 through September 30, 2020

**	December 30, 2020 through September 30, 2021

Custodian

U.S. Bank National Association (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as the Custodian of each Fund’s assets. The Custodian has agreed to: (1) make receipts and disbursements of money on behalf of a Fund, (2) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments and (3) make periodic reports to a Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Administrator, Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator” or “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as Administrator and Fund Accountant to each Fund. The Administrator provides each Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by a Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent of each Fund’s assets. The Transfer Agent has agreed to: (1) issue and redeem shares of each Fund in Creation Units, (2) make dividend and other distributions to shareholders of each Fund, (3) maintain shareholder accounts and (4) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by the Adviser from its fees.

For the fiscal years/periods indicated below, the Adviser paid the following fees to the Administrator:

Fund and Year/Period	Aggregate Servicing Fees Paid to Administrator
Merlyn.AI Bull-Rider Bear-Fighter ETF
Fiscal year ended September 30, 2022	$42,047
Fiscal year ended September 30, 2021	$48,005
Fiscal period ended September 30, 2020*	$31,104

Merlyn.AI SectorSurfer Momentum ETF
Fiscal year ended September 30, 2022	$49,543
Fiscal period ended September 30, 2021**	$57,564

*	October 17, 2019 through September 30, 2020

**	December 30, 2020 through September 30, 2021

Calculation Agent

Each Index is based on a proprietary methodology developed by Sum Growth Strategies, LLC, licensed to Merlyn.AI Corporation, the Funds’ sponsor, and sublicensed to Empowered Funds, LLC dba EA Advisers, the Funds’ investment adviser. The Adviser has retained an unaffiliated third party, Solactive, AG (“Calculation Agent”), to calculate each Index. The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain and disseminate each Index on a daily basis.

The Index Personnel will monitor the results produced by the Calculation Agent to help ensure that each Index is being calculated in accordance with the applicable rules-based methodology.

Securities Lending Agent

U.S. Bank National Association is the Funds’ securities lending agent. The Funds did not engage in securities lending during its fiscal year ended September 30, 2022.

Securities Lending
	Gross Income	Revenue Split*	Cash Management Fees**	Administrative Fees***	Rebates (Paid to Borrower)	Aggregate fees/compensation	Net Income
Merlyn.AI Bull-Rider Bear-Fighter ETF	$71,333	$13,460	$2,919	$0	$1,065	$17,444	$53,889
Merlyn.AI SectorSurfer Momentum ETF	$99,615	$18,462	$3,738	$0	$3,554	$25,754	$73,861

*	Any share of revenue generated by the securities lending program paid to the securities lending agent(s).

**	Fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split.

***	Administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split.

The securities lending agent did not provide any securities lending services to the Funds during the most recent fiscal year.

PORTFOLIO MANAGERS

The following table shows the number of other accounts managed by the portfolio managers:

Wm. Joshua Russell was not a portfolio manager of either Fund as of September 30, 2022. The following information is applicable to Mr. Russell as of January 15, 2023:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	20	$1,450	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	273	$506	0	0

The following information is applicable to Richard Shaner as of September 30, 2022:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	20	$1,075	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	274	$457	0	0

The following table provides the dollar range of equity securities beneficially owned by the portfolio managers in the Funds as of September 30, 2022.

Dollar Range of Equity Securities Owned
	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI SectorSurfer Momentum ETF
Wm. Joshua Russell*	None	None
Richard Shaner	None	None

*	Mr. Russell’s ownership is as of January 15, 2023.

Potential Conflicts of Interest

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds.

The portfolio managers do not currently manage any other client accounts using the same investment strategy as that of any of the Funds. Further, the Adviser has established policies and procedures reasonably designed to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.

Compensation

Wm. Joshua Russell’s compensation is comprised of both fixed and variable components – the variable component is a potential bonus that is dependent upon the overall profitability of the Adviser’s parent company.

Richard Shaner’s compensation is comprised of both fixed and variable components – the variable component is a potential bonus that is dependent upon the overall profitability of the Adviser’s parent company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

Depending on prevailing market conditions, portfolio changes will generally be implemented through in-kind transactions (including a Cash Component or Cash Redemption Amount as applicable) for Creation Units or, in certain limited cases, through cash-only transactions for Creation Units. In connection with an in-kind component, the Adviser may nonetheless execute brokerage transactions for a Fund and a Fund may incur brokerage commissions, particularly during the early stages of the Funds’ development or in the case of transactions involving realized losses. In connection with the cash component (or with an all cash transaction), the Adviser will execute brokerage transactions for a Fund in connection with portfolio changes. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal periods/years indicated below, the Funds paid the following amounts in brokerage commissions:

Fund and Period	Brokerage Commissions
Merlyn.AI Bull-Rider Bear-Fighter ETF
Fiscal year ended September 30, 2022	$34,742
Fiscal year ended September 30, 2021	$199,713
Fiscal period from October 16, 2019 to September 30, 2020	$49,887

Merlyn.AI SectorSurfer Momentum ETF
Fiscal year ended September 30, 2022	$133,093
Fiscal period from January 13, 2021 to September 30, 2020	$142,925

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser may not select a broker-dealer based on the lowest commission rate available for a particular transaction. The Adviser does not currently use soft dollars.

Brokerage with Fund Affiliates

Although not expected, the Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers”

The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Funds may hold at the close of their most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal year ended September 30, 2022, the Funds did not hold any securities of “regular broker dealers” to report.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), located at 111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202, serves as the Distributor for the Funds.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount of 0.25% of its average daily net assets each year for certain distribution-related activities. The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under the Plan. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis. If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

Each Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees, and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (the “Rule 12b-1 Trustees”), cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

Spicer Jeffries LLP, 4601 DTC Boulevard, Suite 700, Denver, CO 80237, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Legal Counsel

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on October 11, 2013 and has authorized capital of an unlimited number of Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of 34 series, including the Funds discussed in this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders if the Investment Company Act does not require such a meeting, which it does not. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders. Shareholders holding two-thirds of Shares outstanding of the Trust may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights. The Trust’s Agreement and Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of a Fund.

The Trust’s Agreement and Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Agreement and Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC acts as Securities Depository for Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Transactions In Creation Units

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units.

A Creation Unit is an aggregation of 10,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the NSCC or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the Fund.

The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to a Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, a Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit.

The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of the Funds until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by the Adviser are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Cash in lieu. A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. A Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Creation Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Creation Basket. Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash in lieu are considered to be “custom orders.”

Order Cut-Off Time. For an order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Business Day following the day on which such an order is submitted to purchase Creation Units of such Funds is referred to as the “Order Placement Date.”

The Order Cut-Off Time for orders to purchase Creation Units for Funds is 4:00 p.m. Eastern time.

Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m., Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in a Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m., Eastern time to be effectuated based on a Fund’s NAV on that Business Day.

In all cases, cash and securities should be transferred to a Fund by the “Settlement Date,” which, unless extended as noted below, is generally the Business Day immediately following the Transmittal Date. The Settlement Date may be extended to two Business Days following the Transmittal Date if deemed to be in the best interests of the Fund and its shareholders by the Adviser. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.

Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for the Funds may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component and applicable Transaction Fee by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Generally, the delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the order is deemed received by the Distributor. The Settlement Date may be extended to two Business Days following the Transmittal Date if deemed to be in the best interests of the Fund and its shareholders by the Adviser. Authorized Participants that submit a canceled order will be liable to a Fund for any losses resulting therefrom.

Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (iv) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. A Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of a Fund’s NAV, a Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Kind-Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than the second Business Day following the Transmittal Date for securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to a Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to a Fund for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to a Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Transaction Fees

Authorized Participants may be required to pay a Transaction Fee as set forth in the table below to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions (“Transaction Costs”):

Fund	Standard Transaction Fee	Variable Charge
Merlyn.AI Bull-Rider Bear-Fighter ETF	$ 300*	Up to 2.00%
Merlyn.AI SectorSurfer Momentum ETF	$ 300*	Up to 2.00%

*	The Transaction Fee may be higher for transactions outside the Clearing Process. In addition, one half of the Transaction Fee may be waived in conjunction with rebalancing transactions.

The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the table above, certain Fund Deposits consisting of cash-in-lieu or Cash Value may be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the standard Transaction Fee. The Standard Transaction Fee may be waived on certain orders if the Trust’s custodian has determined to waive the Transaction Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders, e.g., for cash creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

The Funds may adjust the Transaction Fee from time to time. The Standard Transaction Fee is based, in part, on the number of holdings in a Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee by such intermediary for such services.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees as described above. A cash purchase may cause the Fund to incur certain costs that it would not have had the purchase been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the Fund. To the extent that these costs are not offset by the Transaction Fees the Fund’s NAV will be negatively impacted.

Redeeming Creation Units

Fund Redemptions. Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or an all cash payment (“Cash Value”), in all instances equal to the value of a Creation Unit.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, a Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to a Fund.

The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.

In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for the Funds may be subject to a variable charge, as explained above. If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.

From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash in lieu. A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. A Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket. Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All redemption orders involving cash in lieu are considered to be “custom redemptions.”

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

An Authorized Participant submitting a redemption order is deemed to represent to a Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. A Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by a Fund.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described above).

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Delivery of Redemption Basket. Once a Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee, if applicable. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee, if applicable, will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable. A cash redemption may cause the Fund to incur certain costs that it would not have had the purchase been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the Fund. To the extent that these costs are not offset by the Transaction Fees the Fund’s NAV will be negatively impacted.

DETERMINATION OF NET ASSET VALUE

The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

●	Taking the current market value of its total assets,

●	Subtracting any liabilities, and

●	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents using current exchange rates deemed appropriate for a Fund, which approximates fair value.

If a market price is not readily available or is deemed not to reflect market value, a Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund Shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

Repurchase agreements are generally valued at par. Pricing services will be used to determine the value of a fixed income investment. In certain circumstances, short-term instruments may be valued on the basis of amortized cost.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities, or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of Shares of the Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. investor” is a beneficial owner of Shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Funds

Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another fund in the Fund Complex and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

To qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

●	Distribution Requirement — a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement — a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”). See “Tax Treatment of Portfolio Transactions -- Investments in Partnerships and QPTPs” below.

●	Asset Diversification Test — a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

If a Fund fails this Income Requirement as long as such failure was due to reasonable cause and not willful neglect it is subject to a penalty for non-compliance, which is generally is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

Similarly, if a Fund fails the Asset Diversification Test and the failure is not de minimis, the Fund can cure failure if: (a) it files with the Treasury Department a description of each asset that causes it to fail the Asset Diversification Test; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the Fund equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the Fund to fail the Asset Diversification Test.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. Certain aspects of equalization accounting are uncertain under current law. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Requirement, the Asset Diversification Test, and the Distribution Requirement for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gain” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “Short- Term Capital Gain Dividends and Interest Related Dividends” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

At September 30, 2022 the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$(35,664,609)	$-
Merlyn.AI SectorSurfer Momentum ETF	(55,126,957)	-

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gain” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post- October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 21%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

Each Fund anticipates distributing all or substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). A Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations.”

Distributions of Capital Gain. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. Each Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates, and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if Shares in the Fund constitutes debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). See “Tax Treatment of Portfolio Transactions -- Investments in REITs and REMICs” below.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Sales and Redemption of Fund Shares

Sales and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Basis Information. A Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in a Fund on or after January 1, 2012. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Each Fund has selected the highest cost method to calculate cost basis information. Highest cost is a tax lot identification method that selects the shares with the highest price for sale. It is specifically designed to limit gains. Under the highest cost method, the shareholder’s tax lot with the highest cost basis is sold first so as to minimize gains or maximize losses, depending on market movement since the purchase date.

The highest cost method does not consider the length of time you held your shares. If your shares consist of several tax lots and they consist of both long- and short-term holdings, highest cost may deliver the lowest gains but not the lowest tax rate, due to the difference between short- and long-term capital gains tax rates.

When selling at a loss, highest cost also fails to distinguish between two positions that may be similar in cost where one is a long-term holding and the other is a short-term holding. You may want to consult a tax advisor as to whether or not the use of the short-term holding is better for your particular situation. Should the market price of the security rise over time, holding the long-term tax lot will mean you will be taxed at long-term capital gains rates, should you sell those securities for a profit. Highest cost is generally an attractive methodology for short-term holdings, except when the market has risen dramatically.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

If you invest in the Fund through an IRA or other retirement plan, you should consult with your own tax adviser on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59-1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Funds and, in turn, affect the amount, character and timing of dividends and distributions payable by a Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Objective, Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you and may cause some or all of a fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Funds.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income, but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in ETFs. To the extent the Funds invest in ETFs, the Funds generally intend to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Funds satisfying the “Income Requirement” (as defined above under the heading “Taxes”). However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Requirement. The Funds anticipate monitoring their investments in such ETFs so as to keep the Funds’ non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Funds to inadvertently fail the Income Requirement thereby causing the Funds to fail to qualify as a RIC. In such a case, the Funds would be subject to the rules described above.

Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Options, Futures and Forward Contracts, Straddles, and Swap Agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing, and character of gains (or losses) realized by the Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the Fund’s taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which generally would be taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

The key features of the straddle rules are as follows:

●	A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if a Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, a Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

●	A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

●	Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

●	A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible but must be capitalized (added to cost basis).

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which generally will be taxed to shareholders either as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area.

Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company, including the qualifying income and diversification requirements applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by a Fund for federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of a Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions made by a Fund.

Short Sales. A Fund may engage in short sales of securities. In general, gain or loss on a short sale is recognized when the Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by a Fund, which generally would be taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by a Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. A Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities if the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.

Constructive Sales. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be subject to tax on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code.

Investments in REITs and REMICs. A Fund may invest in REITs. Such investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

As discussed above, a Fund or some of the REITs in which the Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in taxable mortgage pools (“TMPs”). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company earning excess inclusion income, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. It is not expected that a substantial portion of a Fund’s assets will be residual interests in REMICs. Additionally, Funds do not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Investments in Commodities. A Fund may invest in physical commodities, exchange-traded commodities (“ETCs”), ETFs that are not taxable as RICs under the Code that in turn invest in commodities, or other direct or indirect exposure to commodities. The income a Fund receives from such commodity-related investments will generally not be qualifying income for purposes of the Fund satisfying the “Income Requirement” (as defined above under the heading “Taxes”). A Fund anticipates monitoring such commodity-related investments so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, a Fund would be subject to the rules described above.

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must satisfy the Income Requirement. On May 1, 2017, the IRS published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of 90% gross income test. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the Service. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the IRS, the income of a Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit a Fund’s use of such derivative instruments.

Backup Withholding

By law, a Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

●	provide your correct social security or taxpayer identification number,

●	certify that this number is correct,

●	certify that you are not subject to backup withholding, and

●	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by a Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by a Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Short-Term Capital Gain Dividends and Interest-Related Dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of a Fund that began before January 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. Similarly, with respect to taxable years of a Fund that began before January 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after January 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, a Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, a Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. A Fund may invest in equity securities of corporations that invest in USRPI, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a non-U.S. shareholder from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.

U.S. Estate Tax. Transfers by gift of Shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. located assets with a value of $60,000). For estates with U.S. located assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. located assets are below this threshold amount.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to a Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation or Administrative Changes; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

Possible Tax Law Changes. At the time that this SAI is being prepared, various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.

FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal year ended September 30, 2022 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Annual Report at no charge by calling (215) 882-9983, or through the website at www.MerlynETFs.com.

Appendix A

Proxy Voting Policies and Procedures Empowered Funds, LLC

Empowered Funds, LLC

Proxy Voting Policies and Procedures

Proxy Voting Policy

The Board has delegated authority to EA Advisers (the “Firm”) to vote all proxies relating to the securities held in the Fund’s portfolios in the best interest of Funds and their shareholders. The Firm has therefore adopted the following procedures for voting proxies on behalf of the Funds.

Voting Procedures

All employees will forward any proxy materials received on behalf of Funds to the Compliance Officer, who will determine which Fund holds the security to which the proxy relates.

Absent material conflicts, the Compliance Officer will determine how the Firm should vote the proxy in accordance with applicable voting guidelines, complete the proxy and direct that the proxy be submitted in a timely and appropriate manner.

Disclosure

The Firm will provide conspicuously displayed information to the Funds summarizing this proxy voting policy and procedures, including a statement that the Funds may request information regarding how the Firm voted a Fund’s proxies, and that the Funds may request a copy of these policies and procedures. The Funds will disclose this Proxy Policy, or the Firm’s description of the Proxy Policy, to their shareholders by including it as an appendix to the Funds’ Statement of Additional Information (“SAI”) on Form N-1A.

Voting Guidelines

In the absence of specific voting guidelines from the Funds, the Firm will vote proxies in the best interests of each particular Fund. The Firm’s policy is to vote all proxies from a specific issuer the same way for each Fund absent qualifying restrictions from a Fund. The Funds are permitted to place reasonable restrictions on the Firm’s voting authority in the same manner that they may place such restrictions on the actual selection of portfolio securities.

The Firm will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services.

In reviewing proposals, the Firm will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices. In general, much weight will be given to management’s recommendation on the proxy vote in the Firm’s decision making. The Firm may consider the opinions of independent proxy service providers, such as Institutional Shareholder Services, Inc. (“ISS”) in certain situations.

Conflicts of Interest

The Firm will identify any conflicts that exist between the interests of the Firm and the Fund(s) by reviewing the relationship of the Firm with the issuer of each security to determine if the Firm or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the Compliance Officer will determine whether it is appropriate to disclose the conflict to the affected Fund(s), to give such Fund(s) an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.

The Firm will maintain a record of the voting resolution of any conflict of interest.

A-1

Reporting

The Firm will present to the Board a quarterly report summarizing its proxy voting compliance activities for the preceding quarter. In accordance with its procedures, the Board will review the quarterly report to ensure compliance with the SEC Rules and this Policy, and will determine the steps and procedures, if any, that must be undertaken or adopted by the Firm to ensure further compliance with the relevant laws. Votes cast on behalf of the Funds will be compiled and transmitted to the Administrator, which will assist in preparing the Form N-PX report as required by the SEC.

Recordkeeping

The Compliance Officer shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

1.	These policies and procedures and any amendments;

2.	A copy of each proxy statement that the Firm receives;

3.	A record of each vote that the Firm casts;

4.	Any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision.

A copy of each written request from a Fund for information on how the Firm voted such Fund’s proxies, and a copy of any written response.

A-2

PART C

OTHER INFORMATION

Item 28. Exhibits:

(a)	Articles of Incorporation.

(1)	Agreement and Declaration of Trust of EA Series Trust (the “Registrant”), previously filed as Exhibit 99.a.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)	[Intentionally Omitted]

(3)	[Intentionally Omitted]

(4)	Restated Certificate of Trust of EA Series Trust, as filed with the office of the Secretary of State of Delaware on April 21, 2022, previously filed as Exhibit 99.a.4 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(b)	By-laws of the Registrant, previously filed as Exhibit 99.b.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.

(1)	Agreement and Declaration of Trust

(i)	Article III: Shares

(ii)	Article V: Shareholders’ Voting Powers and Meetings

(iii)	Article VI: Net Asset Value; Distributions; Redemptions; Transfers

(iv)	Article VIII: Certain Transactions, Section 4

(v)	Article X: Miscellaneous, Section 4

(2)	By-Laws

(i)	Article II: Meetings of Shareholders

(ii)	Article VI: Records and Reports, Sections 1, 2, and 3

(iii)	Article VII: General Matters, Sections 3, 4, 6, and 7

(iv)	Article VIII: Amendments, Section 1

(d)	Investment Advisory Agreements.

(1)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (October 17, 2014), with respect to ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF, previously filed as Exhibit 99.d.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)	Second Amendment to the Investment Advisory Agreement (February 8, 2019), previously filed as Exhibit 99.d.1.i with Post-Effective Amendment No. 14 to the Registrant’s registration statement on February 20, 2019, is hereby incorporated by reference.

(2)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (February 6, 2017), with respect to Alpha Architect Value Momentum Trend ETF, previously filed as Exhibit 99.d.1.i with Post-Effective Amendment No. 8 to the Registrant’s registration statement on April 26, 2017, is hereby incorporated by reference.

(3)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.d.3 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(4)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF – previously filed as Exhibit 99.d.4 with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020, is hereby incorporated by reference.

(5)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Gadsden Dynamic Multi-Asset ETF, previously filed as Exhibit 99.d.5 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(6)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Gadsden, LLC with respect to Gadsden Dynamic Multi-Asset ETF, previously filed as Exhibit 99.d.6 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(7)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the UPHOLDINGS Compound Kings ETF, previously filed as Exhibit 99.d.7 with Post-Effective Amendment No. 50 to the Registrant’s registration statement on January 25, 2021, is hereby incorporated by reference.

(8)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Upholdings Group LLC with respect to the UPHOLDINGS Compound Kings ETF, previously filed as Exhibit 99.d.8 with Post-Effective Amendment No. 50 to the Registrant’s registration statement on January 25, 2021, is hereby incorporated by reference.

(9)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Merlyn.AI Best-of-Breed Core Momentum ETF and Merlyn.AI SectorSurfer Momentum ETF, previously filed as Exhibit 99.d.9 with Post-Effective Amendment No. 46 to the Registrant’s registration statement on December 23, 2020, is hereby incorporated by reference.

(10)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Freedom Day Dividend ETF, previously filed as Exhibit 99.d.10 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(11)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Freedom Day Solutions, LLC with respect to the Freedom Day Dividend ETF, previously filed as Exhibit 99.d.11 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(12)	[Intentionally Omitted]

(13)	[Intentionally Omitted]

(14)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Sparkline Intangible Value ETF, previously filed as Exhibit 99.d.14 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(15)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Sparkline Capital LP with respect to the Sparkline Intangible Value ETF, previously filed as Exhibit 99.d.15 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(16)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Viridi Cleaner Energy Crypto-Mining & Semiconductor ETF, previously filed as Exhibit 99.d.16 with Post-Effective Amendment No. 77 to the Registrant’s registration statement on July 20, 2021, is hereby incorporated by reference.

(17)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and New Gen Minting, LLC with respect to the Viridi Cleaner Energy Crypto-Mining & Semiconductor ETF, previously filed as Exhibit 99.d.17 with Post-Effective Amendment No. 77 to the Registrant’s registration statement on July 20, 2021, is hereby incorporated by reference.

(18)	[Intentionally Omitted]

(19)	[Intentionally Omitted]

(20)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Discipline Fund ETF, previously filed as Exhibit 99.d.20 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(21)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Orcam Financial Group, LLC with respect to the Discipline Fund ETF, previously filed as Exhibit 99.d.21 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(22)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Guru Favorite Stocks ETF, previously filed as Exhibit 99.d.22 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(23)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and GuruFocus Investments, LLC with respect to the Guru Favorite Stocks ETF, previously filed as Exhibit 99.d.23 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(24)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Generation Z ETF, previously filed as Exhibit 99.d.24 with Post-Effective Amendment No. 98 to the Registrant’s registration statement on December 13, 2021, is hereby incorporated by reference.

(25)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alkali Fintech LLC with respect to the Generation Z ETF, previously filed as Exhibit 99.d.25 with Post-Effective Amendment No. 98 to the Registrant’s registration statement on December 13, 2021, is hereby incorporated by reference.

(26)	[Intentionally Omitted]

(27)	[Intentionally Omitted]

(28)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the ROC ETF, previously filed as Exhibit 99.d.28 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(29)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and ROC Investments, LLC with respect to the ROC ETF, previously filed as Exhibit 99.d.28 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(30)	[Intentionally Omitted]

(31)	[Intentionally Omitted]

(32)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Relative Sentiment Tactical Allocation ETF, previously filed as Exhibit 99.d.32 with Post-Effective Amendment No. 115 to the Registrant’s registration statement on April 1, 2022, is hereby incorporated by reference.

(33)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Relative Sentiment Technologies, LLC with respect to the Relative Sentiment Tactical Allocation ETF, previously filed as Exhibit 99.d.33 with Post-Effective Amendment No. 115 to the Registrant’s registration statement on April 1, 2022, is hereby incorporated by reference.

(34)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Argent Mid Cap ETF, previously filed as Exhibit 99.d.34 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(35)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Argent Capital Management LLC with respect to the Argent Mid Cap ETF, previously filed as Exhibit 99.d.35 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(36)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the AOT Growth and Innovation ETF, previously filed as Exhibit 99.d.36 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(37)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and AOT Invest LLC with respect to the AOT Growth and Innovation ETF, previously filed as Exhibit 99.d.37 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(38)	[Intentionally Omitted]

(39)	[Intentionally Omitted]

(40)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the EA Bridgeway Blue Chip ETF, previously filed as Exhibit 99.d.40 with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(i)	Amendment No. 1 to Schedule A to the Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the EA Bridgeway Omni Small-Cap Value ETF - previously filed as Exhibit 99.d.40(i) with Post-Effective Amendment No. 199 to the Registrant’s registration statement on December 19, 2022, is hereby incorporated by reference.

(41)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Bridgeway Capital Management, LLC, with respect to the EA Bridgeway Blue Chip ETF, previously filed as Exhibit 99.d.41 with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(i)	Amendment No. 1 to Schedule A to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Bridgeway Capital Management, LLC, with respect to the EA Bridgeway Omni Small-Cap Value ETF – previously filed as Exhibit 99.d.41(i) with Post-Effective Amendment No. 199 to the Registrant’s registration statement on December 19, 2022, is hereby incorporated by reference.

(42)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Strive U.S. Energy ETF, previously filed as Exhibit 99.d.42 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(i)	Amendment No. 1 to Schedule A to the Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Strive 500 ETF, previously filed as Exhibit 99.d(42)(i) with Post-Effective Amendment No. 165 to the Registrant’s registration statement on September 7, 2022, is hereby incorporated by reference.

(ii)	Amendment No. 2 to Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Strive U.S. Semiconductor ETF and Strive U.S. Technology ETF, previously filed as Exhibit 99.d(42)(ii) with Post-Effective Amendment No. 179 to the Registrant’s registration statement on October 3, 2022, is hereby incorporated by reference.

(iii)	Amendment No. 3 to Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF, and Strive 1000 Dividend Growth ETF, previously filed as Exhibit 99.d(42)(iii) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(iv)	Form of Amendment No. 4 to Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Strive Emerging Markets Ex-China ETF, previously filed as Exhibit 99.d(42)(iv) with Post-Effective Amendment No. 205 to the Registrant’s registration statement on January 9, 2023, is hereby incorporated by reference.

(v)	Amendment No. 5 to Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Strive Developed Markets ETF – To be filed by amendment.

(43)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Strive Asset Management, LLC, with respect to the Strive U.S. Energy ETF, Strive U.S. Semiconductor ETF, Strive U.S. Technology ETF and Strive Emerging Ex-China ETF, previously filed as Exhibit 99.d.43 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(i)	Amendment No. 1 to Schedule A to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Strive Asset Management, LLC, with respect to the Strive 500 ETF, previously filed as Exhibit 99.d(43)(i) with Post-Effective Amendment No. 165 to the Registrant’s registration statement on September 7, 2022, is hereby incorporated by reference.

(ii)	Amendment No. 2 to Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Strive Asset Management, LLC, with respect to the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF, and Strive 1000 Dividend Growth ETF, previously filed as Exhibit 99.d(43)(ii) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(iii)	Amendment No. 3 to Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Strive Asset Management, LLC, with respect to the Strive Developed Markets ETF – To be filed by amendment.

(44)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Altrius Global Dividend ETF, previously filed as Exhibit 99.d.44 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(45)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Altrius Capital Management, Inc., with respect to the Altrius Global Dividend ETF, previously filed as Exhibit 99.d.45 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(46)	[Intentionally Omitted]

(47)	[Intentionally Omitted]

(48)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Burney U.S. Factor Rotation ETF previously filed as Exhibit 99.d.48 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(49)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, and The Burney Company, with respect to the Burney U.S. Factor Rotation ETF previously filed as Exhibit 99.d.49 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(50)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.d.50 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(51)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.d.51 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(52)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Alpha Architect Tail Risk ETF and Alpha Architect 1-3 Month Box ETF previously filed as Exhibit 99.d52 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(53)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Arin Risk Advisors, LLC with respect to the Alpha Architect Tail Risk ETF and Alpha Architect 1-3 Month Box ETF previously filed as Exhibit 99.d53 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(54)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Euclidean Fundamental Value ETF – To be filed by amendment.

(55)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Euclidean Technologies Management, LLC with respect to the Euclidean Fundamental Value ETF – To be filed by amendment.

(56)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Bridges Capital Tactical Equity ETF – To be filed by amendment.

(57)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Bridges Capital, LLC with respect to the Bridges Capital Tactical Equity ETF – To be filed by amendment.

(58)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the MKAM ETF – To be filed by amendment.

(59)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and MKAM ETF LLC with respect to the MKAM ETF – To be filed by amendment.

(e)	Underwriting Contracts.

(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC –, previously filed as Exhibit 99.e.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)	Novation Agreement for Quasar Distributors, LLC, previously filed as Exhibit 99.e.(1)(i) with Post-Effective Amendment No. 30 to the Registrant’s registration statement on July 22, 2020, is hereby incorporated by reference.

(ii)	Novation Agreement for Quasar Distributors, LLC, previously filed as Exhibit 99.e.(1)(ii) with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(iii)	Third Amendment to the Distribution Agreement, previously filed as Exhibit 99.e(1)(iii) with Post-Effective Amendment No. 102 to the Registration statement on January 19, 2022, is hereby incorporated by reference.

(iv)	Fourth Amendment to the Distribution Agreement, previously filed as Exhibit 99.e(1)(iv) with Post-Effective Amendment No. 111 to the Registration statement on March 18, 2022, is hereby incorporated by reference.

(v)	Fifth Amendment to the Distribution Agreement, previously filed as Exhibit 99.e(1)(v) with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(vi)	Sixth Amendment to the Distribution Agreement, previously filed as Exhibit 99.e(1)(vi) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(vii)	Seventh Amendment to the Distribution Agreement, previously filed as Exhibit 99.e(1)(vii) with Post-Effective Amendment No. 165 to the Registrant’s registration statement on September 7, 2022, is hereby incorporated by reference.

(viii)	Eighth Amendment to the Distribution Agreement, previously filed as Exhibit 99.e(1)(viii) with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(ix)	Form of Ninth Amendment to the Distribution Agreement, previously filed as Exhibit 99.e(1)(ix) with Post-Effective Amendment No. 205 to the Registrant’s registration statement on January 9, 2023, is hereby incorporated by reference.

(2)	Form of Authorized Participant Agreement, previously filed as Exhibit 99.e.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements

(1)	Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)	Seventeenth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(i) with Post-Effective Amendment No. 111 to the Registration statement on March 18, 2022, is hereby incorporated by reference.

(ii)	Eighteenth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(ii) with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(iii)	Nineteenth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(iii) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(iv)	Twentieth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(iv) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(v)	Twenty-first Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(v) with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(vi)	Twenty-second Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g.(1)(vi) with Post-Effective Amendment No. 165 to the Registrant’s registration statement on September 7, 2022, is hereby incorporated by reference.

(vii)	Twenty-third Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g.(1)(vii) with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(viii)	Twenty-fourth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(viii) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(ix)	Twenty-fifth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(ix) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(h)	Other Material Contracts.

(1)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)	Seventeenth Amendment and Amended Exhibit A to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(i) with Post-Effective Amendment No. 111 to the Registration statement on March 18, 2022, is hereby incorporated by reference.

(ii)	Eighteenth Amendment and Amended Exhibit A to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(ii) with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(iii)	Nineteenth Amendment and Amended Exhibit A to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(iii) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(iv)	Twentieth Amendment and Amended Exhibit B to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(iv) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(v)	Twenty-first Amendment and Amended Exhibit B to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(v) with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(vi)	Twenty-second Amendment and Amended Exhibit B to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(vi) with Post-Effective Amendment No. 165 to the Registrant’s registration statement on September 7, 2022, is hereby incorporated by reference.

(vii)	Twenty-third Amendment and Amended Exhibit B to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(vii) with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(viii)	Twenty-fourth Amendment and Amended Exhibit B to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(viii) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(ix)	Twenty-fifth Amendment and Amended Exhibit B to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(ix) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(2)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)	Seventeenth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(i) with Post-Effective Amendment No. 111 to the Registration statement on March 18, 2022, is hereby incorporated by reference.

(ii)	Eighteenth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(ii) with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(iii)	Nineteenth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(iii) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(iv)	Twentieth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(iv) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(v)	Twenty-first Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(v) with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(vi)	Twenty-second Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(vi) with Post-Effective Amendment No. 165 to the Registrant’s registration statement on September 7, 2022, is hereby incorporated by reference.

(vii)	Twenty-third Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(vii) with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(viii)	Twenty-fourth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(viii) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(ix)	Twenty-fifth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(ix) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(3)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.3 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)	Seventeenth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(i) with Post-Effective Amendment No. 111 to the Registration statement on March 18, 2022, is hereby incorporated by reference.

(ii)	Eighteenth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(ii) with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(iii)	Nineteenth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(iii) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(iv)	Twentieth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(iv) with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(v)	Twenty-first Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(v) with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(vi)	Twenty-second Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(vi) with Post-Effective Amendment No, 165 to the Registrant’s registration statement on September 7, 2022, is hereby incorporated by reference.

(vii)	Twenty-third Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(vii) with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(viii)	Twenty-fourth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(viii) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(ix)	Twenty-fifth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(ix) with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(4)	Fourth Amended and Restated Fee Waiver Agreement between the Registrant, on behalf of Alpha Architect Value Momentum Trend ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.4 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(5)	Index License Agreement between Life + Liberty Indexes and Empowered Funds, LLC, previously filed as Exhibit 99.h.5 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(6)	Sublicense Agreement between Empowered Funds, LLC and the Registrant related to the Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.h.6 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(7)	Amended and Restated Index License Agreement between Merlyn.AI Corporation and Empowered Funds, LLC, previously filed as Exhibit 99.h.7 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(8)	Amended and Restated Sublicense Agreement between Empowered Funds, LLC and the Registrant related to MAI Bull-Rider Bear-Fighter Index, MAI Tactical Growth and Income Index, MAI Best-of-Breed Core Momentum Index, MAI SectorSurfer Momentum Index, previously filed as Exhibit 99.h.8 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(9)	[Intentionally Omitted]

(10)	Fee Waiver Agreement between the Registrant, for Merlyn.AI Best-of-Breed Core Momentum ETF and Merlyn.AI SectorSurfer Momentum ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.10 with Post-Effective Amendment No. 95 to the Registrant’s registration statement on December 1, 2021, is hereby incorporated by reference.

(11)	Amended and Restated License Agreement among the Registrant, Empowered Funds, LLC, and Upholdings Group, LLC for UPHOLDINGS Compound Kings ETF, previously filed as Exhibit 99.h.11 with Post-Effective Amendment No. 50 to the Registrant’s registration statement on January 25, 2021, is hereby incorporated by reference.

(12)	Agreement and Plan of Reorganization between, inter alia, the Registrant, on behalf of its series, the UPHOLDINGS Compound Kings ETF and Upholdings Funds LLC, on behalf of its series, the Flagship Fund, previously filed as Exhibit 99.h.12 with Post-Effective Amendment No. 50 to the Registrant’s registration statement on January 25, 2021, is hereby incorporated by reference.

(13)	Fee Waiver Agreement between the Registrant, for Discipline Fund ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.13 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(14)	Fee Waiver Agreement between the Registrant, for the UPHOLDINGS Compound Kings ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.14 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(15)	Fee Waiver Agreement between the Registrant, for AOT Growth and Innovation ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.15 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(16)	[Intentionally Omitted]

(17)	[Intentionally Omitted]

(18)	Index Licensing Agreement between Empowered Funds, LLC and Solactive AG, previously filed as Exhibit 99.h.18 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(19)	Index License Agreement between Strive Asset Management, LLC and Solactive AG, previously filed as Exhibit 99.h.19 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(20)	Fee Waiver Agreement between Registrant, for the Alpha Architect High Inflation and Deflation ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.20 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(21)	Master Index Services License Agreement between Empowered Funds, LLC and Bloomberg Index Services Limited on behalf of the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF, Strive 1000 Dividend Growth ETF and Strive FAANG 2.0 ETF, previously filed as Exhibit 99.h.21 with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(22)	Master Index Services License Agreement between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF, Strive 1000 Dividend Growth ETF and Strive FAANG 2.0 ETF, previously filed as Exhibit 99.h.22 with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(23)	Fee Waiver Agreement between Registrant, for the Alpha Architect Tail Risk ETF, and Empowered Funds, LLC – previously filed as Exhibit 99.h.23 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(24)	Fee Waiver Agreement between Registrant, for the Alpha Architect 1-3 Month Box ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.24 with Post-Effective Amendment No. 193 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(i)	Legal Opinions.

(1)	Opinion and Consent of Counsel for ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF previously filed as Exhibit 99.i with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)	Opinion and Consent of Counsel for Alpha Architect Value Momentum Trend ETF previously filed as Exhibit 99.i. with Post-Effective Amendment No. 8 to the Registrant’s registration statement on April 26, 2017, is hereby incorporated by reference.

(3)	Opinion and Consent of Counsel for Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.i.3 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(4)	Opinion and Consent of Counsel for Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF, previously filed as Exhibit 99.i.4 with Post-Effective Amendment No. 23 to the Registrant’s registration statement on October 15, 2019, is hereby incorporated by reference.

(5)	Opinion and Consent of Counsel for Gadsden Dynamic Multi-Asset ETF, previously filed as Exhibit 99.i.5 with Post-Effective Amendment No. 38 to the Registrant’s registration statement on November 2, 2020, is hereby incorporated by reference.

(6)	Opinion and Consent of Counsel for Merlyn.AI Best-of-Breed Core Momentum ETF and Merlyn.AI SectorSurfer Momentum ETF, previously filed as Exhibit 99.i.6 with Post-Effective Amendment No. 46 to the Registrant’s registration statement on December 23, 2020, is hereby incorporated by reference.

(7)	Opinion and Consent of Counsel for UPHOLDINGS Compound Kings ETF, previously filed as Exhibit 99.i.7 with Post-Effective Amendment No. 47 to the Registrant’s registration statement on December 23, 2020, is hereby incorporated by reference.

(8)	Opinion and Consent of Counsel for Freedom Day Dividend ETF, previously filed as Exhibit 99.i.8 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(9)	[Intentionally Omitted]

(10)	Opinion and Consent of Counsel for Sparkline Intangible Value ETF, previously filed as Exhibit 99.1.10 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(11)	Opinion and Consent of Counsel for Viridi Cleaner Energy Crypto-Mining & Semiconductor ETF, previously filed as Exhibit 99.i.11 with Post-Effective Amendment No. 77 to the Registrant’s registration statement on July 20, 2021, is hereby incorporated by reference.

(12)	[Intentionally Omitted]

(13)	Opinion and Consent of Counsel for the Discipline Fund ETF, previously filed as Exhibit 99.i.13 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(14)	Opinion and Consent of Counsel for the Guru Favorite Stocks ETF, previously filed as Exhibit 99.i.14 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(15)	Opinion and Consent of Counsel for the Generation Z ETF, previously filed as Exhibit 99.i.15 with Post-Effective Amendment No. 98 to the Registrant’s registration statement on December 13, 2021, is hereby incorporated by reference.

(16)	[Intentionally Omitted]

(17)	Opinion and Consent of Counsel for the ROC ETF, previously filed as Exhibit 99.i.17 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(18)	Opinion and Consent of Counsel for the Relative Sentiment Tactical Allocation ETF, previously filed as Exhibit 99.i.18 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(19)	[Intentionally Omitted]

(20)	Opinion and Consent of Counsel for the Argent Mid Cap ETF, previously filed as Exhibit 99.i.20 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(21)	Opinion and Consent of Counsel for the AOT Growth and Innovation ETF, previously filed as Exhibit 99.i.21 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(22)	[Intentionally Omitted]

(23)	Opinion and Consent of Counsel for the EA Bridgeway Blue Chip ETF, previously filed as Exhibit 99.i.23 with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(24)	Opinion and Consent of Counsel for the Strive U.S. Energy ETF, previously filed as Exhibit 99.i.24 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(25)	Opinion and Consent of Counsel for the Alpha Architect 1-3 Month Box ETF previously filed as Exhibit 99.h.24 with Post-Effective Amendment No. 193 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(26)	Opinion and Consent of Counsel for the Altrius Global Dividend ETF, previously filed as Exhibit 99.i.25 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(27)	Opinion and Consent of Counsel for the Burney U.S. Factor Rotation ETF - previously filed as Exhibit 99.i.27 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(28)	Opinion and Consent of Counsel for the Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.i.28 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(29)	Opinion and Consent of Counsel for the Alpha Architect Tail Risk ETF – previously filed as Exhibit 99.i.29 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(30)	Opinion and Consent of Counsel for the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF and Strive 1000 Dividend Growth ETF, previously filed as Exhibit 99.i.30 with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(31)	Opinion and Consent of Counsel for the EA Bridgeway Omni Small-Cap Value ETF – previously filed as Exhibit 99.i.31 with Post-Effective Amendment No. 199 to the Registrant’s registration statement on December 19, 2022, is hereby incorporated by reference.

(32)	Opinion and Consent of Counsel for the Strive 500 ETF, previously filed as Exhibit 99.i.32 with Post-Effective Amendment No. 165 to the Registrant’s registration statement on September 7, 2022, is hereby incorporated by reference.

(33)	Opinion and Consent of Counsel for the Strive U.S. Semiconductor ETF and Strive U.S. Technology ETF, previously filed as Exhibit 99.i.33 with Post-Effective Amendment No. 179 to the Registrant’s registration statement on October 3, 2022, is hereby incorporated by reference.

(34)	Opinion and Consent of Counsel for the Strive FAANG 2.0 ETF - To be filed by amendment.

(35)	Opinion and Consent of Counsel for the Euclidean Fundamental Value ETF - To be filed by amendment.

(36)	Opinion and Consent of Counsel for the Bridges Capital Tactical Equity ETF - To be filed by amendment.

(37)	Opinion and Consent of Counsel for the Strive Emerging Markets Ex-China ETF, previously filed as Exhibit 99.1(38) with Post-Effective Amendment No. 205 to the Registrant’s registration statement on January 9, 2023, is hereby incorporated by reference.

(38)	Opinion and Consent of Counsel for the MKAM ETF - To be filed by amendment.

(39)	Opinion and Consent of Counsel for the Strive Developed Markets ETF – To be filed by amendment.

(j)	Consent to reference Independent Registered Public Accounting Firm – Filed herewith.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreement, previously filed as Exhibit 99.l with Post-Effective Amendment No. 2 to the Registrant’s registration statement on January 28, 2016, is hereby incorporated by reference.

(m)	Rule 12b-1 Plan.

(1)	Distribution Plan pursuant to Rule 12b-1, previously filed as Exhibit 99.m.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)	Form of Amended and Restated Schedule I to Distribution Plan, previously filed as Exhibit 99.m.2 with Post-Effective Amendment No. 102 to the Registrant’s registration statement on January 19, 2022, is hereby incorporated by reference.

(3)	Amended and Restated Schedule I to Distribution Plan, previously filed as Exhibit 99.m.3 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(4)	Amended and Restated Schedule I to Distribution Plan, previously filed as Exhibit 99.m.4 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(5)	Amended and Restated Schedule I to Distribution Plan, previously filed as Exhibit 99.m.5 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(6)	Amended and Restated Schedule I to Distribution Plan, previously filed as Exhibit 99.m.6 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(7)	Amended and Restated Schedule I to Distribution Plan, previously filed as Exhibit 99.m.7 with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(8)	Amended and Restated Schedule I to Distribution Plan, previously filed as Exhibit 99.m.8 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(9)	Amended and Restated Schedule I to Distribution Plan previously filed as Exhibit 99.m.9 with Post-Effective Amendment No. 205 to the Registrant’s registration statement on January 9, 2023, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

Not Applicable.

(o)	Reserved.

(p)	Code of Ethics.

(1)	Code of Ethics of the Registrant, previously filed as Exhibit 99.p.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)	Code of Ethics of Empowered Funds, LLC, previously filed as Exhibit 99.p.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(3)	Code of Ethics of Gadsden, LLC, previously filed as Exhibit 99.p.4 with Post-Effective Amendment No. 31 to the Registrant’s registration statement on August 12, 2020, is hereby incorporated by reference.

(4)	Code of Ethics of Upholdings Group LLC, previously filed as Exhibit 99.p.4 with Post-Effective Amendment No. 45 to the Registrant’s registration statement on December 14, 2020, is hereby incorporated by reference.

(5)	Code of Ethics of Freedom Day Solutions, LLC, previously filed as Exhibit 99.p.5 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(6)	[Intentionally Omitted]

(7)	Code of Ethics of Sparkline Capital LP, previously filed as Exhibit 99.p.7 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(8)	Code of Ethics of New Gen Minting, LLC, previously filed as Exhibit 99.p.8 with Post-Effective Amendment No. 77 to the Registrant’s registration statement on July 20, 2021, is hereby incorporated by reference.

(9)	[Intentionally Omitted]

(10)	Code of Ethics of Orcam Financial Group, LLC, previously filed as Exhibit 99.p.10 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(11)	Code of Ethics of GuruFocus Investments, LLC, previously filed as Exhibit 99.p.11 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(12)	Code of Ethics of Alkali Fintech LLC, previously filed as Exhibit 99.p.12 with Post-Effective Amendment No. 98 to the Registrant’s registration statement on December 13, 2021, is hereby incorporated by reference.

(13)	[Intentionally Omitted]

(14)	Code of Ethics of ROC Investments, LLC, previously filed as Exhibit 99.p.14 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(15)	Code of Ethics of Relative Sentiment Technologies, LLC, previously filed as Exhibit 99.p.15 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(16)	[Intentionally Omitted].

(17)	Code of Ethics of Argent Capital Management LLC, previously filed as Exhibit 99.p.17 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(18)	Code of Ethics of AOT Invest, LLC, previously filed as Exhibit 99.p.18 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(19)	Code of Ethics of Bridgeway Capital Management, LLC, previously filed as Exhibit 99.p.19 with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(20)	Code of Ethics of Strive Asset Management, LLC, previously filed as Exhibit 99.p.20 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(21)	Code of Ethics of Arin Risk Advisors, LLC – previously filed as Exhibit 99.p.21 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(22)	Code of Ethics of Altrius Capital Management, Inc., previously filed as Exhibit 99.p.22 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(23)	Code of Ethics of The Burney Company – previously filed as Exhibit 99.p.23 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(24)	Code of Ethics of Euclidean Technologies Management, LLC - To be filed by amendment.

(25)	Code of Ethics of Bridges Capital, LLC – To be filed by amendment.

(26)	Code of Ethics of MKAM ETF LLC – To be filed by amendment.

(q)	Other

(1)	Power of Attorney, previously filed as Exhibit 99.q.1 with Post-Effective Amendment No. 95 to the Registrant’s registration statement on December 1, 2021, is hereby incorporated by reference.

Item 29. Persons Controlled By or Under Common Control with the Registrant:

None.

Item 30. Indemnification:

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser:

This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.

Empowered Funds, LLC	801-79835

Gadsden, LLC	801-112416

Upholdings Group LLC	801-119773

Freedom Day Solutions, LLC	801-66190

Sparkline Capital LP	801-121161

New Gen Minting, LLC d/b/a Viridi Funds	801-121199

Orcam Financial Group, LLC	801-121561

Alkali Fintech LLC	801-122374

ROC Investments, LLC	801-122743

GuruFocus Investments, LLC	801-122727

Relative Sentiment Technologies, LLC	801-123211

Argent Capital Management LLC	801-55903

AOT Invest LLC	801-124742

Bridgeway Capital Management, LLC	801-44394

Strive Asset Management, LLC	801-125907

Arin Risk Advisors, LLC	801-70598

Altrius Capital Management, Inc.	801-63153

The Burney Company	801-10232

Euclidean Technologies Management, LLC	801-72806

Bridges Capital, LLC	801-127316

Item 32. Quasar Distributors, LLC

Item 32(a)	Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	American Trust Allegiance Fund, Series of Advisors Series Trust
2.	Capital Advisors Growth Fund, Series of Advisors Series Trust
3.	Chase Growth Fund, Series of Advisors Series Trust
4.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.	Edgar Lomax Value Fund, Series of Advisors Series Trust
6.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.	Huber Large Cap Value Fund, Series of Advisors Series Trust
10.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.	Huber Small Cap Value Fund, Series of Advisors Series Trust
13.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
15.	PIA BBB Bond Fund, Series of Advisors Series Trust
16.	PIA High Yield Fund, Series of Advisors Series Trust
17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.	PIA MBS Bond Fund, Series of Advisors Series Trust
19.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
20.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
21.	Poplar Forest Partners Fund, Series of Advisors Series Trust
22.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
23.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
24.	Pzena International Value Fund, Series of Advisors Series Trust
25.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
26.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
27.	Reverb ETF, Series of Advisors Series Trust
28.	Scharf Fund, Series of Advisors Series Trust
29.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
30.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
31.	Semper MBS Total Return Fund, Series of Advisors Series Trust
32.	Semper Short Duration Fund, Series of Advisors Series Trust
33.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.	The Aegis Funds
37.	Allied Asset Advisors Funds
38.	Angel Oak Funds Trust
39.	Angel Oak Strategic Credit Fund
40.	Barrett Opportunity Fund, Inc.
41.	Bridges Investment Fund, Inc.
42.	Brookfield Investment Funds
43.	Buffalo Funds
44.	Cushing®Mutual Funds Trust
45.	DoubleLine Funds Trust

46.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
47.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
48.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
49.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
53.	AAM Transformers ETF, Series of ETF Series Solutions
54.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
56.	Aptus Defined Risk ETF, Series of ETF Series Solutions
57.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.	Blue Horizon BNE ETF, Series of ETF Series Solutions
60.	BTD Capital Fund, Series of ETF Series Solutions
61.	Carbon Strategy ETF, Series of ETF Series Solutions
62.	ClearShares OCIO ETF, Series of ETF Series Solutions
63.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.	Hoya Capital Housing ETF, Series of ETF Series Solutions
71.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
72.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
73.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
74.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
76.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
77.	Loncar China BioPharma ETF, Series of ETF Series Solutions
78.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
79.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
80.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
81.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
83.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
84.	Opus Small Cap Value ETF, Series of ETF Series Solutions
85.	PSYK ETF, Series of ETF Series Solutions
86.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
87.	The Acquirers Fund, Series of ETF Series Solutions
88.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.	U.S. Global JETS ETF, Series of ETF Series Solutions
90.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.	US Vegan Climate ETF, Series of ETF Series Solutions
92.	First American Funds, Inc.
93.	FundX Investment Trust
94.	The Glenmede Fund, Inc.
95.	The Glenmede Portfolios

96.	The GoodHaven Funds Trust
97.	Greenspring Fund, Incorporated
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Core Alternative ETF, Series of Listed Funds Trust
107.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.	LKCM Funds
110.	LoCorr Investment Trust
111.	MainGate Trust
112.	ATAC Rotation Fund, Series of Managed Portfolio Series
113.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
115.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
116.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
117.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
118.	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
119.	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
120.	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
121.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
122.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
123.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
124.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
125.	Kensington Managed Income Fund, Series of Managed Portfolio Series
126.	LK Balanced Fund, Series of Managed Portfolio Series
127.	Muhlenkamp Fund, Series of Managed Portfolio Series
128.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
129.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
130.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
131.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
132.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
133.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
134.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
135.	Reinhart International PMV Fund, Series of Managed Portfolio Series
136.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
137.	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
138.	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
139.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
141.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
142.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
143.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
144.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
145.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios

146.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
147.	Matrix Advisors Funds Trust
148.	Matrix Advisors Value Fund, Inc.
149.	Monetta Trust
150.	Nicholas Equity Income Fund, Inc.
151.	Nicholas Fund, Inc.
152.	Nicholas II, Inc.
153.	Nicholas Limited Edition, Inc.
154.	Permanent Portfolio Family of Funds
155.	Perritt Funds, Inc.
156.	Procure ETF Trust II
157.	Professionally Managed Portfolios
158.	Prospector Funds, Inc.
159.	Provident Mutual Funds, Inc.
160.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
161.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
162.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
163.	Aquarius International Fund, Series of The RBB Fund, Inc.
164.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
165.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
166.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
167.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
168.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
169.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
175.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
176.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
177.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
178.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
179.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
180.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
181.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
182.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
183.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
184.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
185.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
186.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
187.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
188.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
189.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
190.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
191.	WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
192.	The RBB Fund Trust
193.	RBC Funds Trust
194.	Series Portfolios Trust
195.	Thompson IM Funds, Inc.

196.	TrimTabs ETF Trust
197.	Trust for Advised Portfolios
198.	Barrett Growth Fund, Series of Trust for Professional Managers
199.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
200.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
201.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
202.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
203.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
204.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
205.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
206.	Jensen Quality Value Fund, Series of Trust for Professional Managers
207.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
208.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
209.	USQ Core Real Estate Fund
210.	Wall Street EWM Funds Trust
211.	Wisconsin Capital Funds, Inc.

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer and Treasurer	None

Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records:

Information regarding the books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are provided in the Registrant’s most recent report on Form N-CEN.

Item 34. Management Services:

None.

Item 35. Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 211 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Havertown, Commonwealth of Pennsylvania, on this 30th day of January, 2023.

EA SERIES TRUST

By:	/s/ John R. Vogel
John R. Vogel
Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	January 30, 2023
Wesley R. Gray*

/s/ John R. Vogel	Treasurer and Principal Financial Officer	January 30, 2023
John R. Vogel*

/s/ Patrick Cleary	Secretary	January 30, 2023
Patrick Cleary*

/s/ Daniel Dorn	Trustee	January 30, 2023
Daniel Dorn*

/s/ Michael Pagano	Trustee	January 30, 2023
Michael Pagano*

/s/ Emeka Oguh	Trustee	January 30, 2023
Emeka Oguh*

*By:	/s/ John R. Vogel
John R. Vogel
Attorney-in-Fact
*(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 95 to the Registrant’s registration statement on December 1, 2021)

Exhibit Index

Exhibit No.	Description

(j)	Consent of Independent Registered Public Accounting Firm